As filed with the Securities and Exchange Commission on August 31, 2006
================================================================================
                                          1933 Act Registration No. 333-________
                                            1940 Act Registration No. 811-21944

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
Pre-Effective Amendment No.  _                                        [ ]
Post-Effective Amendment No. _                                        [ ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
Amendment No. _                                                       [ ]


                        FIRST TRUST EXCHANGE-TRADED FUND II
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (630) 241-4141

                        W. Scott Jardine, Esq., Secretary
                        First Trust Exchange-Traded Fund
                            First Trust Advisors L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[GRAPHIC OMITTED]  [LOGO OMITTED]          FIRST TRUST
                                           ADVISORS L.P.



        First Trust Russell Consumer Discretionary AlphaDex Fund
           First Trust Russell Consumer Staples AlphaDex Fund
                First Trust Russell Energy AlphaDex Fund
               First Trust Russell Financial AlphaDex Fund
              First Trust Russell Health Care AlphaDex Fund
              First Trust Russell Industrials AlphaDex Fund
               First Trust Russell Materials AlphaDex Fund
              First Trust Russell Technology AlphaDex Fund
               First Trust Russell Utilities AlphaDex Fund


                           _______________, 2006

Front Cover

               PRELIMINARY PROSPECTUS DATED AUGUST 31, 2006
                           SUBJECT TO COMPLETION

        First Trust Russell Consumer Discretionary AlphaDex Fund
           First Trust Russell Consumer Staples AlphaDex Fund
                First Trust Russell Energy AlphaDex Fund
               First Trust Russell Financial AlphaDex Fund
              First Trust Russell Health Care AlphaDex Fund
              First Trust Russell Industrials AlphaDex Fund
               First Trust Russell Materials AlphaDex Fund
              First Trust Russell Technology AlphaDex Fund
               First Trust Russell Utilities AlphaDex Fund

                               PROSPECTUS

                              ______, 2006

First Trust Russell Consumer Discretionary AlphaDex Fund, First Trust Russell Consumer Staples AlphaDex Fund, First Trust Russell Energy AlphaDex Fund, First Trust Russell Financial AlphaDex Fund, First Trust Russell Health Care AlphaDex Fund, First Trust Russell Industrials AlphaDex Fund, First Trust Russell Materials AlphaDex Fund, First Trust Russell Technology AlphaDex Fund and First Trust Russell Utilities AlphaDex Fund (each, a "Fund," and collectively, the "Funds") each is a series of a registered management investment company that is offering its shares (the "Shares") through this Prospectus. Unlike many investment companies, the Funds have listed their Shares on the American Stock Exchange. Accordingly, the market prices for the Shares may be different from their net asset value. The Funds will issue and redeem the Shares only in large blocks consisting of 50,000 Shares ("Creation Units"). Generally, Creation Units of each Fund are issued and redeemed principally in-kind for securities included in their respective equity indices.

Except when aggregated in Creation Units, the Shares are exchange-listed and are not redeemable securities of the Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus. Any representation to the contrary is a criminal offense.

                   NOT FDIC INSURED. MAY LOSE VALUE.
                           NO BANK GUARANTEE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                            Table of Contents

Introduction                                                  3
Who Should Invest in the Funds                                3
Tax Efficient Product Structure                               3
First Trust Russell Consumer Discretionary AlphaDex Fund
   Investment Objective, Strategies and Risks                 4
First Trust Russell Consumer Staples AlphaDex Fund
   Investment Objective, Strategies and Risks                 7
First Trust Russell Energy AlphaDex Fund
   Investment Objective, Strategies and Risks                10
First Trust Russell Financial AlphaDex Fund
   Investment Objective, Strategies and Risks                13
First Trust Russell Health Care AlphaDex Fund
   Investment Objective, Strategies and Risks                16
First Trust Russell Industrials AlphaDex Fund
   Investment Objective, Strategies and Risks                19
First Trust Russell Materials AlphaDex Fund
   Investment Objective, Strategies and Risks                22
First Trust Russell Technology AlphaDex Fund
   Investment Objective, Strategies and Risks                25
First Trust Russell Utilities AlphaDex Fund
   Investment Objective, Strategies and Risks                28
Additional Investment Strategies                             32
Additional Risks of Investing in the Funds                   33
Fund Organization                                            34
Management of the Funds                                      34
How to Buy and Sell Shares                                   35
Creations, Redemptions and Transaction Fees                  37
Dividends, Distributions and Taxes                           39
Federal Tax Matters                                          39
Distribution Plan                                            41
Net Asset Value                                              41
Fund Service Providers                                       42
Disclaimers                                                  42
Additional Index Information                                 43
Other Information                                            43

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                              Introduction-
        First Trust Russell Consumer Discretionary AlphaDex Fund
           First Trust Russell Consumer Staples AlphaDex Fund
                First Trust Russell Energy AlphaDex Fund
               First Trust Russell Financial AlphaDex Fund
              First Trust Russell Health Care AlphaDex Fund
              First Trust Russell Industrials AlphaDex Fund
               First Trust Russell Materials AlphaDex Fund
              First Trust Russell Technology AlphaDex Fund
               First Trust Russell Utilities AlphaDex Fund

The Funds are series of the First Trust Exchange-Traded Fund II (the "Trust"), an investment company and an exchange-traded "index fund." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of such Fund's corresponding equity index in a family of custom "enhanced" indices (the "Russell Sector AlphaDex Series") comprised of the Russell Consumer Discretionary AlphaDex, Russell Consumer Staples AlphaDex, Russell Energy AlphaDex, Russell Financial AlphaDex, Russell Health Care AlphaDex, Russell Industrials AlphaDex, Russell Materials AlphaDex, Russell Technology AlphaDex and Russell Utilities AlphaDex. First Trust Advisors L.P. ("First Trust") is the investment adviser for the Funds.

The Funds are listed and trade on the American Stock Exchange ("AMEX") at market prices that may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, the Funds issue and redeem Shares on a continuous basis, at NAV, only in large specified blocks consisting of 50,000 Shares called a "Creation Unit." Each Fund's Creation Units are issued and redeemed principally in-kind for securities included in such Fund's corresponding equity index in the Russell Sector AlphaDex Series. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds.


                     Who Should Invest in the Funds

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in the Russell Sector AlphaDex Series. The Funds may be suitable for long-term investment in the market represented by the Russell Sector AlphaDex Series and may also be used as an asset allocation tool or as a speculative trading instrument.


                     Tax Efficient Product Structure

Unlike many conventional mutual funds, the Shares are traded throughout the day on the AMEX whereas mutual funds are typically only bought and sold at closing NAVs. The Shares have been designed to be tradable in the secondary market on the AMEX on an intra-day basis, and to be created and redeemed principally in-kind in Creation Units at each day's next calculated NAV. These arrangements are designed to protect ongoing shareholders from adverse effects on the Funds that could arise from frequent cash creation and redemption transactions. In a conventional

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mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund's need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares' in-kind redemption mechanism generally will not lead to a tax event for the Funds or their ongoing shareholders.


        First Trust Russell Consumer Discretionary AlphaDex Fund
               Investment Objective, Strategies and Risks

Investment Objective

The First Trust Russell Consumer Discretionary AlphaDex Fund (the "Consumer Discretionary AlphaDex Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Russell Consumer Discretionary AlphaDex (the "Consumer Discretionary AlphaDex").

Principal Investment Strategies

The Consumer Discretionary AlphaDex Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Discretionary AlphaDex. First Trust will seek investment results that correspond generally to the performance of the Consumer Discretionary AlphaDex. The Consumer Discretionary AlphaDex is an index measuring the growth and value of stocks in the top three quintiles of the constituents in the Russell 1000(R) Index classified as "consumer discretionary" by the Global Industry Classification sector designation. The investment objective and the 90% investment strategy, both noted above, are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, such policies may be changed by the Board of Trustees without receiving shareholder approval.

The Consumer Discretionary AlphaDex Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Consumer Discretionary AlphaDex. First Trust seeks a correlation of 0.95 or better (before expenses) between the Consumer Discretionary AlphaDex Fund's performance and the performance of the Consumer Discretionary AlphaDex; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Consumer Discretionary AlphaDex Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Consumer Discretionary AlphaDex Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Consumer Discretionary AlphaDex in proportion to their weightings in the Consumer Discretionary AlphaDex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Consumer Discretionary AlphaDex Fund may purchase a sample of stocks in the Consumer Discretionary AlphaDex. There may also be instances in which First Trust may choose to overweight certain stocks in the Consumer Discretionary AlphaDex, purchase securities not in the Consumer Discretionary AlphaDex which First Trust believes are appropriate to substitute for certain securities in the Consumer Discretionary AlphaDex, use futures or other derivative instruments, or utilize various combinations of the above techniques, in seeking to track the Consumer Discretionary AlphaDex. The Consumer Discretionary AlphaDex Fund may sell stocks that are represented in the Consumer Discretionary

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AlphaDex in anticipation of their removal from the Consumer
Discretionary AlphaDex or purchase stocks not represented in the Consumer Discretionary AlphaDex in anticipation of their addition to the Consumer Discretionary AlphaDex.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The Consumer Discretionary AlphaDex Fund's Shares will change in value, and loss of money is a risk by investing in the Fund. The Consumer Discretionary AlphaDex Fund may not achieve its objective. An investment in the Consumer Discretionary AlphaDex Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Consumer Discretionary AlphaDex Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Consumer Discretionary AlphaDex Fund.

Market Risk. One of the principal risks of investing in the Consumer Discretionary AlphaDex Fund is market risk. Market risk is the risk that a particular stock owned by the Consumer Discretionary AlphaDex Fund, Consumer Discretionary AlphaDex Fund Shares or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Consumer Discretionary AlphaDex.

Non-Diversification Risk. Because the Consumer Discretionary AlphaDex Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

Non-Correlation Risk. The Consumer Discretionary AlphaDex Fund's return may not match the return of the Consumer Discretionary AlphaDex for a number of reasons. For example, the Consumer Discretionary AlphaDex Fund incurs operating expenses not applicable to the Consumer Discretionary AlphaDex, and may incur costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Consumer Discretionary AlphaDex. In addition, the Consumer Discretionary AlphaDex Fund's portfolio holdings may not exactly replicate the securities included in the Consumer Discretionary AlphaDex or the ratios between the securities included in the Consumer Discretionary AlphaDex.

The Consumer Discretionary AlphaDex Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Consumer Discretionary AlphaDex Fund to meet redemptions and expenses. If the Consumer Discretionary AlphaDex Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Consumer Discretionary AlphaDex, as would be the case if it purchased all of the stocks in the Consumer Discretionary AlphaDex with the same weightings as the Consumer Discretionary AlphaDex. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between the Consumer Discretionary AlphaDex Fund's performance and the performance of the Consumer Discretionary AlphaDex, there can be no assurance that the Consumer Discretionary AlphaDex Fund will be able to achieve such a correlation. Accordingly, the Consumer Discretionary AlphaDex Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Consumer Discretionary AlphaDex.

Replication Management Risk. The Consumer Discretionary AlphaDex Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Consumer Discretionary AlphaDex. As a result of this policy, securities held by the Consumer Discretionary AlphaDex will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in the consumer discretionary sector. As a result of this policy, the Consumer Discretionary AlphaDex Fund would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed or is anticipated to be removed from the Consumer Discretionary AlphaDex.

Small-Cap and Mid-Cap Company Risk. The Consumer Discretionary AlphaDex Fund may invest in small-capitalization and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Concentration Risk. The Consumer Discretionary AlphaDex Fund will be concentrated in the securities of the consumer discretionary sector. A concentration makes the Consumer Discretionary AlphaDex Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater risk than more diversified funds.

Consumer Discretionary Sector Risk. The Consumer Discretionary AlphaDex Fund invests in the securities of companies in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competitive and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

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           First Trust Russell Consumer Staples AlphaDex Fund
               Investment Objective, Strategies and Risks

Investment Objective

The First Trust Russell Consumer Staples AlphaDex Fund (the "Consumer Staples AlphaDex Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Russell Consumer Staples AlphaDex (the "Consumer Staples AlphaDex")

Principal Investment Strategies

The Consumer Staples AlphaDex Fund will normally invest at least 90% of its total assets in common stocks that comprise the Consumer Staples AlphaDex. First Trust will seek investment results that correspond generally to the performance of the Consumer Staples AlphaDex. The Consumer Staples AlphaDex is an index measuring the growth and value of stocks in the top three quintiles of the constituents in the Russell 1000(R) Index classified as "consumer staples" by the Global Industry Classification sector designation. The investment objective and the 90% investment strategy, both noted above, are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, such policies may be changed by the Board of Trustees without receiving shareholder approval.

The Consumer Staples AlphaDex Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Consumer Staples AlphaDex. First Trust seeks a correlation of 0.95 or better (before expenses) between the Consumer Staples AlphaDex Fund's performance and the performance of the Consumer Staples AlphaDex; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Consumer Staples AlphaDex Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Consumer Staples AlphaDex Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Consumer Staples AlphaDex in proportion to their weightings in the Consumer Staples AlphaDex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Consumer Staples AlphaDex Fund may purchase a sample of stocks in the Consumer Staples AlphaDex. There may also be instances in which First Trust may choose to overweight certain stocks in the Consumer Staples AlphaDex, purchase securities not in the Consumer Staples AlphaDex which First Trust believes are appropriate to substitute for certain securities in the Consumer Staples AlphaDex, use futures or other derivative instruments, or utilize various combinations of the above techniques, in seeking to track the Consumer Staples AlphaDex. The Consumer Staples AlphaDex Fund may sell stocks that are represented in the Consumer Staples AlphaDex in anticipation of their removal from the Consumer Staples AlphaDex or purchase stocks not represented in the Consumer Staples AlphaDex in anticipation of their addition to the Consumer Staples AlphaDex.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The Consumer Staples AlphaDex Fund's Shares will change in value, and loss of money is a risk by investing in the Fund. The Consumer Staples AlphaDex Fund may not achieve its objective. An investment in the Consumer Staples AlphaDex Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Consumer Staples AlphaDex Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Consumer Staples AlphaDex Fund.

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Market Risk. One of the principal risks of investing in the Consumer
Staples AlphaDex Fund is market risk. Market risk is the risk that a particular stock owned by the Consumer Staples AlphaDex Fund, Consumer Staples AlphaDex Fund Shares or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Consumer Staples AlphaDex.

Non-Diversification Risk. Because the Consumer Staples AlphaDex Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

Non-Correlation Risk. The Consumer Staples AlphaDex Fund's return may not match the return of the Consumer Staples AlphaDex for a number of reasons. For example, the Consumer Staples AlphaDex Fund incurs operating expenses not applicable to the Consumer Staples AlphaDex, and may incur costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Consumer Staples AlphaDex. In addition, the Consumer Staples AlphaDex Fund's portfolio holdings may not exactly replicate the securities included in the Consumer Staples AlphaDex or the ratios between the securities included in the Consumer Staples AlphaDex.

The Consumer Staples AlphaDex Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Consumer Staples AlphaDex Fund to meet redemptions and expenses. If the Consumer Staples AlphaDex Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Consumer Staples AlphaDex, as would be the case if it purchased all of the stocks in the Consumer Staples AlphaDex with the same weightings as the Consumer Staples AlphaDex. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between the Consumer Staples AlphaDex Fund's performance and the performance of the Consumer Staples AlphaDex, there can be no assurance that the Consumer Staples AlphaDex Fund will be able to achieve such a correlation. Accordingly, the Consumer Staples AlphaDex Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Consumer Staples AlphaDex.

Replication Management Risk. The Consumer Staples AlphaDex Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Consumer Staples AlphaDex. As a result of this policy, securities held by the Consumer Staples AlphaDex will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in the consumer staples sector. As a result of this policy, the Consumer Staples AlphaDex Fund would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed or is anticipated to be removed from the Consumer Staples AlphaDex.

Small-Cap and Mid-Cap Company Risk. The Consumer Staples AlphaDex Fund may invest in small-capitalization and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

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Concentration Risk. The Consumer Staples AlphaDex Fund will be concentrated in the securities of the consumer staples sector. A concentration makes the Consumer Staples AlphaDex Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater risk than more diversified funds.

Consumer Staples Sector Risk. The Consumer Staples AlphaDex Fund invests in the securities of companies in the consumer staples sector. Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drink may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

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                First Trust Russell Energy AlphaDex Fund
               Investment Objective, Strategies and Risks

Investment Objective

The First Trust Russell Energy AlphaDex Fund (the "Energy AlphaDex Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Russell Energy AlphaDex (the "Energy AlphaDex").

Principal Investment Strategies

The Energy AlphaDex Fund will normally invest at least 90% of its total assets in common stocks that comprise the Energy AlphaDex. First Trust will seek investment results that correspond generally to the performance of the Energy AlphaDex. The Energy AlphaDex is an index measuring the growth and value of stocks in the top three quintiles of the constituents in the Russell 1000(R) Index classified as "energy" by the Global Industry Classification sector designation. The investment objective and the 90% investment strategy, both noted above, are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, such policies may be changed by the Board of Trustees without receiving shareholder approval.

The Energy AlphaDex Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Energy AlphaDex. First Trust seeks a correlation of 0.95 or better (before expenses) between the Energy AlphaDex Fund's performance and the performance of the Energy AlphaDex; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Energy AlphaDex Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Energy AlphaDex Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Energy AlphaDex in proportion to their weightings in the Energy
AlphaDex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Energy AlphaDex Fund may purchase a sample of stocks in the Energy AlphaDex. There may also be instances in which First Trust may choose to overweight certain stocks in the Energy AlphaDex, purchase securities not in the Energy AlphaDex which First Trust believes are appropriate to substitute for certain securities in the Energy AlphaDex, use futures or other derivative instruments, or utilize various combinations of the above techniques, in seeking to track the Energy AlphaDex. The Energy AlphaDex Fund may sell stocks that are represented in the Energy AlphaDex in anticipation of their removal from the Energy AlphaDex or purchase stocks not represented in the Energy AlphaDex in anticipation of their addition to the Energy AlphaDex.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The Energy AlphaDex Fund's Shares will change in value, and loss of money is a risk by investing in the Fund. The Energy AlphaDex Fund may not achieve its objective. An investment in the Energy AlphaDex Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Energy AlphaDex Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Energy AlphaDex Fund.

Market Risk. One of the principal risks of investing in the Energy AlphaDex Fund is market risk. Market risk is the risk that a particular stock owned by the Energy AlphaDex Fund, Energy AlphaDex Fund Shares or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Energy AlphaDex.

Non-Diversification Risk. Because the Energy AlphaDex Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

Non-Correlation Risk. The Energy AlphaDex Fund's return may not match the return of the Energy AlphaDex for a number of reasons. For example, the Energy AlphaDex Fund incurs operating expenses not applicable to the Energy AlphaDex, and may incur costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Energy AlphaDex. In addition, the Energy AlphaDex Fund's portfolio holdings may not exactly replicate the securities included in the Energy AlphaDex or the ratios between the securities included in the Energy AlphaDex.

The Energy AlphaDex Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Energy AlphaDex Fund to meet redemptions and expenses. If the Energy AlphaDex Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Energy AlphaDex, as would be the case if it purchased all of the stocks in the Energy AlphaDex with the same weightings as the Energy AlphaDex. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between the Energy AlphaDex Fund's performance and the performance of the Energy AlphaDex, there can be no assurance that the Energy AlphaDex Fund will be able to achieve such a correlation. Accordingly, the Energy AlphaDex Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Energy AlphaDex.

Replication Management Risk. The Energy AlphaDex Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Energy AlphaDex. As a result of this policy, securities held by the Energy AlphaDex will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in the energy sector. As a result of this policy, the Energy AlphaDex Fund would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed or is anticipated to be removed from the Energy AlphaDex.

Small-Cap and Mid-Cap Company Risk. The Energy AlphaDex Fund may invest in small-capitalization and mid- capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Concentration Risk. The Energy AlphaDex Fund will be concentrated in the securities of the energy sector. A concentration makes the Energy AlphaDex Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater risk than more diversified funds.

Energy Sector Risk. The Energy AlphaDex Fund invests in the securities of companies in the energy sector. The companies in the energy sector explore for, produce, refine, distribute or sell petroleum or gas products, or provide parts or services to petroleum or gas companies. General problems of issuers in the energy sector include volatile fluctuations in price and supply of energy fuels, international politics, terrorist attacks, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Natural disasters such as hurricanes in the Gulf of Mexico will also impact the petroleum industry. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. and Russian crude oil production will likely lead to a greater world dependence on oil from OPEC nations, which may result in more volatile oil prices.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

               First Trust Russell Financial AlphaDex Fund
               Investment Objective, Strategies and Risks

Investment Objective

The First Trust Russell Financial AlphaDex Fund (the "Financial AlphaDex Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Russell Financial AlphaDex (the "Financial AlphaDex").

Principal Investment Strategies

The Financial AlphaDex Fund will normally invest at least 90% of its total assets in common stocks that comprise the Financial AlphaDex. First Trust will seek investment results that correspond generally to the performance of the Financial AlphaDex. The Financial AlphaDex is an index measuring the growth and value of stocks in the top three quintiles of the constituents in the Russell 1000(R) Index classified as "financial" by the Global Industry Classification sector designation. The investment objective and the 90% investment strategy, both noted above, are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, such policies may be changed by the Board of Trustees without receiving shareholder approval.

The Financial AlphaDex Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Financial AlphaDex. First Trust seeks a correlation of 0.95 or better (before expenses) between the Financial AlphaDex Fund's performance and the performance of the Financial AlphaDex; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Financial AlphaDex Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Financial AlphaDex Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Financial AlphaDex in proportion to their weightings in the Financial AlphaDex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Financial AlphaDex Fund may purchase a sample of stocks in the Financial AlphaDex. There may also be instances in which First Trust may choose to overweight certain stocks in the Financial AlphaDex, purchase securities not in the Financial AlphaDex which First Trust believes are appropriate to substitute for certain securities in the Financial AlphaDex, use futures or other derivative instruments, or utilize various combinations of the above techniques, in seeking to track the Financial AlphaDex. The Financial AlphaDex Fund may sell stocks that are represented in the Financial AlphaDex in anticipation of their removal from the Financial AlphaDex or purchase stocks not represented in the Financial AlphaDex in anticipation of their addition to the Financial AlphaDex.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The Financial AlphaDex Fund's Shares will change in value, and loss of money is a risk by investing in the Fund. The Financial AlphaDex Fund may not achieve its objective. An investment in the Financial AlphaDex Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Financial AlphaDex Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Financial AlphaDex Fund.

Market Risk. One of the principal risks of investing in the Financial AlphaDex Fund is market risk. Market risk is the risk that a particular stock owned by the Financial AlphaDex Fund, Financial AlphaDex Fund Shares or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Financial AlphaDex.

Non-Diversification Risk. Because the Financial AlphaDex Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

Non-Correlation Risk. The Financial AlphaDex Fund's return may not match the return of the Financial AlphaDex for a number of reasons. For example, the Financial AlphaDex Fund incurs operating expenses not applicable to the Financial AlphaDex, and may incur costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Financial AlphaDex. In addition, the Financial AlphaDex Fund's portfolio holdings may not exactly replicate the securities included in the Financial AlphaDex or the ratios between the securities included in the Financial AlphaDex.

The Financial AlphaDex Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Financial AlphaDex Fund to meet redemptions and expenses. If the Financial AlphaDex Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Financial AlphaDex, as would be the case if it purchased all of the stocks in the Financial AlphaDex with the same weightings as the Financial AlphaDex. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between the Financial AlphaDex Fund's performance and the performance of the Financial AlphaDex, there can be no assurance that the Financial AlphaDex Fund will be able to achieve such a correlation. Accordingly, the Financial AlphaDex Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Financial AlphaDex.

Replication Management Risk. The Financial AlphaDex Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Financial AlphaDex. As a result of this policy, securities held by the Financial AlphaDex will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in the financial sector. As a result of this policy, the Financial AlphaDex Fund would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed or is anticipated to be removed from the Financial AlphaDex.

Small-Cap and Mid-Cap Company Risk. The Financial AlphaDex Fund may invest in small-capitalization and mid- capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Concentration Risk. The Financial AlphaDex Fund will be concentrated in the securities of the financial sector. A concentration makes the Financial AlphaDex Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater risk than more diversified funds.

Financial Sector Risk. The Financial AlphaDex Fund invests in the securities of companies in the financial sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. Although recently-enacted legislation repealed most of the barriers which separated the banking, insurance and securities industries, these industries are still extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes, such as the recently enacted financial-services overhaul legislation, permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also financial services providers. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Companies involved in the insurance industry are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes, such as hurricanes and earthquakes, acts of terrorism and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies' profits may also be adversely affected by increased government regulations or tax law changes.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

              First Trust Russell Health Care AlphaDex Fund
               Investment Objective, Strategies and Risks

Investment Objective

The First Trust Russell Health Care AlphaDex Fund (the "Health Care AlphaDex Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Russell Health Care AlphaDex (the "Health Care
AlphaDex").

Principal Investment Strategies

The Health Care AlphaDex Fund will normally invest at least 90% of its total assets in common stocks that comprise the Health Care AlphaDex. First Trust will seek investment results that correspond generally to the performance of the Health Care AlphaDex. The Health Care AlphaDex is an index measuring the growth and value of stocks in the top three quintiles of the constituents in the Russell 1000(R) Index classified as "health care" by the Global Industry Classification sector designation. The investment objective and the 90% investment strategy, both noted above, are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, such policies may be changed by the Board of Trustees without receiving shareholder approval.

The Health Care AlphaDex Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Health Care AlphaDex. First Trust seeks a correlation of 0.95 or better (before expenses) between the Health Care AlphaDex Fund's performance and the performance of the Health Care AlphaDex; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Health Care AlphaDex Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Health Care AlphaDex Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Health Care AlphaDex in proportion to their weightings in the Health Care AlphaDex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Health Care AlphaDex Fund may purchase a sample of stocks in the Health Care AlphaDex. There may also be instances in which First Trust may choose to overweight certain stocks in the Health Care AlphaDex, purchase securities not in the Health Care AlphaDex which First Trust believes are appropriate to substitute for certain securities in the Health Care AlphaDex, use futures or other derivative instruments, or utilize various combinations of the above techniques, in seeking to track the Health Care AlphaDex. The Health Care AlphaDex Fund may sell stocks that are represented in the Health Care AlphaDex in anticipation of their removal from the Health Care AlphaDex or purchase stocks not represented in the Health Care AlphaDex in anticipation of their addition to the Health Care AlphaDex.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The Health Care AlphaDex Fund's Shares will change in value, and loss of money is a risk by investing in the Fund. The Health Care AlphaDex Fund may not achieve its objective. An investment in the Health Care AlphaDex Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Health Care AlphaDex Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Health Care AlphaDex Fund.

Market Risk. One of the principal risks of investing in the Health Care AlphaDex Fund is market risk. Market risk is the risk that a particular stock owned by the Health Care AlphaDex Fund, Health Care AlphaDex Fund Shares or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Health Care AlphaDex.

Non-Diversification Risk. Because the Health Care AlphaDex Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

Non-Correlation Risk. The Health Care AlphaDex Fund's return may not match the return of the Health Care AlphaDex for a number of reasons. For example, the Health Care AlphaDex Fund incurs operating expenses not applicable to the Health Care AlphaDex, and may incur costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Health Care AlphaDex. In addition, the Health Care AlphaDex Fund's portfolio holdings may not exactly replicate the securities included in the Health Care AlphaDex or the ratios between the securities included in the Health Care AlphaDex.

The Health Care AlphaDex Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Health Care AlphaDex Fund to meet redemptions and expenses. If the Health Care AlphaDex Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Health Care AlphaDex, as would be the case if it purchased all of the stocks in the Health Care AlphaDex with the same weightings as the Health Care AlphaDex. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between the Health Care AlphaDex Fund's performance and the performance of the Health Care AlphaDex, there can be no assurance that the Health Care AlphaDex Fund will be able to achieve such a correlation. Accordingly, the Health Care AlphaDex Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Health Care AlphaDex.

Replication Management Risk. The Health Care AlphaDex Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Health Care AlphaDex. As a result of this policy, securities held by the Health Care AlphaDex will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in the health care sector. As a result of this policy, the Health Care AlphaDex Fund would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed or is anticipated to be removed from the Health Care AlphaDex.

Small-Cap and Mid-Cap Company Risk. The Health Care AlphaDex Fund may invest in small-capitalization and mid- capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Concentration Risk. The Health Care AlphaDex Fund will be concentrated in the securities of the health care sector. A concentration makes the Health Care AlphaDex Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater risk than more diversified funds.

Health Care Sector Risk. The Health Care AlphaDex Fund invests in the securities of companies in the health care sector. General problems of issuers in the health care sector include extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

              First Trust Russell Industrials AlphaDex Fund
               Investment Objective, Strategies and Risks

Investment Objective

The First Trust Russell Industrials AlphaDex Fund (the "Industrials AlphaDex Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Russell Industrials AlphaDex (the "Industrials
AlphaDex").

Principal Investment Strategies

The Industrials AlphaDex Fund will normally invest at least 90% of its total assets in common stocks that comprise the Industrials AlphaDex. First Trust will seek investment results that correspond generally to the performance of the Industrials AlphaDex. The Industrials AlphaDex is an index measuring the growth and value of stocks in the top three quintiles of the constituents in the Russell 1000(R) Index classified as "industrial" by the Global Industry Classification sector designation. The investment objective and the 90% investment strategy, both noted above, are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, such policies may be changed by the Board of Trustees without receiving shareholder approval.

The Industrials AlphaDex Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Industrials AlphaDex. First Trust seeks a correlation of 0.95 or better (before expenses) between the Industrials AlphaDex Fund's performance and the performance of the Industrials AlphaDex; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Industrials AlphaDex Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Industrials AlphaDex Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Industrials AlphaDex in proportion to their weightings in the Industrials AlphaDex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Industrials AlphaDex Fund may purchase a sample of stocks in the Industrials AlphaDex. There may also be instances in which First Trust may choose to overweight certain stocks in the Industrials AlphaDex, purchase securities not in the Industrials AlphaDex which First Trust believes are appropriate to substitute for certain securities in the Industrials AlphaDex, use futures or other derivative instruments, or utilize various combinations of the above techniques, in seeking to track the Industrials AlphaDex. The Industrials AlphaDex Fund may sell stocks that are represented in the Industrials AlphaDex in anticipation of their removal from the Industrials AlphaDex or purchase stocks not represented in the Industrials AlphaDex in anticipation of their addition to the Industrials AlphaDex.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The Industrials AlphaDex Fund's Shares will change in value, and loss of money is a risk by investing in the Fund. The Industrials AlphaDex Fund may not achieve its objective. An investment in the Industrials AlphaDex Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Industrials AlphaDex Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Industrials AlphaDex Fund.

Market Risk. One of the principal risks of investing in the Industrials AlphaDex Fund is market risk. Market risk is the risk that a particular stock owned by the Industrials AlphaDex Fund, Industrials AlphaDex Fund Shares or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Industrials AlphaDex.

Non-Diversification Risk. Because the Industrials AlphaDex Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

Non-Correlation Risk. The Industrials AlphaDex Fund's return may not match the return of the Industrials AlphaDex for a number of reasons. For example, the Industrials AlphaDex Fund incurs operating expenses not applicable to the Industrials AlphaDex, and may incur costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Industrials AlphaDex. In addition, the Industrials AlphaDex Fund's portfolio holdings may not exactly replicate the securities included in the Industrials AlphaDex or the ratios between the securities included in the Industrials AlphaDex.

The Industrials AlphaDex Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Industrials AlphaDex Fund to meet redemptions and expenses. If the Industrials AlphaDex Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Industrials AlphaDex, as would be the case if it purchased all of the stocks in the Industrials AlphaDex with the same weightings as the Industrials AlphaDex. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between the Industrials AlphaDex Fund's performance and the performance of the Industrials AlphaDex, there can be no assurance that the Industrials AlphaDex Fund will be able to achieve such a correlation. Accordingly, the Industrials AlphaDex Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Industrials AlphaDex.

Replication Management Risk. The Industrials AlphaDex Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Industrials AlphaDex. As a result of this policy, securities held by the Industrials AlphaDex will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in the industrials sector. As a result of this policy, the Industrials AlphaDex Fund would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed or is anticipated to be removed from the Industrials AlphaDex.

Small-Cap and Mid-Cap Company Risk. The Industrials AlphaDex Fund may invest in small-capitalization and mid- capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Concentration Risk. The Industrials AlphaDex Fund will be concentrated in the securities of the industrials sector. A concentration makes the Industrials AlphaDex Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater risk than more diversified funds.

Industrials Sector Risk. The Industrials AlphaDex Fund invests in the securities of companies in the industrials sector. General risks of industrial companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

Industrial companies may also be affected by factors more specific to their individual industries. Industrial machinery manufacturers may be subject to declines in consumer demand and the need for modernization. Aerospace and defense companies may be influenced by decreased demand for new equipment, aircraft order cancellations, changes in aircraft-leasing contracts and cutbacks in profitable business travel. Agricultural equipment businesses may be influenced by fluctuations in farm income, farm commodity prices, government subsidies and weather conditions. The number of housing starts, levels of public and non-residential construction including weakening demand for new office and retail space, and overall construction spending may adversely affect construction equipment manufacturers, while overproduction, consolidation and weakening global economies may lead to deteriorating sales for auto and truck makers and their suppliers.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

               First Trust Russell Materials AlphaDex Fund
               Investment Objective, Strategies and Risks

Investment Objective

The First Trust Russell Materials AlphaDex Fund (the "Materials AlphaDex Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Russell Materials AlphaDex (the "Materials AlphaDex").

Principal Investment Strategies

The Materials AlphaDex Fund will normally invest at least 90% of its total assets in common stocks that comprise the Materials AlphaDex. First Trust will seek investment results that correspond generally to the performance of the Materials AlphaDex. The Materials AlphaDex is an index measuring the growth and value of stocks in the top three quintiles of the constituents in the Russell 1000(R) Index classified as "materials" by the Global Industry Classification sector designation. The investment objective and the 90% investment strategy, both noted above, are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, such policies may be changed by the Board of Trustees without receiving shareholder approval.

The Materials AlphaDex Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Materials AlphaDex. First Trust seeks a correlation of 0.95 or better (before expenses) between the Materials AlphaDex Fund's performance and the performance of the Materials AlphaDex; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Materials AlphaDex Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Materials AlphaDex Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Materials AlphaDex in proportion to their weightings in the Materials AlphaDex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Materials AlphaDex Fund may purchase a sample of stocks in the Materials AlphaDex. There may also be instances in which First Trust may choose to overweight certain stocks in the Materials AlphaDex, purchase securities not in the Materials AlphaDex which First Trust believes are appropriate to substitute for certain securities in the Materials AlphaDex, use futures or other derivative instruments, or utilize various combinations of the above techniques, in seeking to track the Materials AlphaDex. The Materials AlphaDex Fund may sell stocks that are represented in the Materials AlphaDex in anticipation of their removal from the Materials AlphaDex or purchase stocks not represented in the Materials AlphaDex in anticipation of their addition to the Materials AlphaDex.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The Materials AlphaDex Fund's Shares will change in value, and loss of money is a risk by investing in the Fund. The Materials AlphaDex Fund may not achieve its objective. An investment in the Materials AlphaDex Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Materials AlphaDex Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Materials AlphaDex Fund.

Market Risk. One of the principal risks of investing in the Materials AlphaDex Fund is market risk. Market risk is the risk that a particular stock owned by the Materials AlphaDex Fund, Materials AlphaDex Fund Shares or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Materials AlphaDex.

Non-Diversification Risk. Because the Materials AlphaDex Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

Non-Correlation Risk. The Materials AlphaDex Fund's return may not match the return of the Materials AlphaDex for a number of reasons. For example, the Materials AlphaDex Fund incurs operating expenses not applicable to the Materials AlphaDex, and may incur costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Materials AlphaDex. In addition, the Materials AlphaDex Fund's portfolio holdings may not exactly replicate the securities included in the Materials AlphaDex or the ratios between the securities included in the Materials AlphaDex.

The Materials AlphaDex Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Materials AlphaDex Fund to meet redemptions and expenses. If the Materials AlphaDex Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Materials AlphaDex, as would be the case if it purchased all of the stocks in the Materials AlphaDex with the same weightings as the Materials AlphaDex. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between the Materials AlphaDex Fund's performance and the performance of the Materials AlphaDex, there can be no assurance that the Materials AlphaDex Fund will be able to achieve such a correlation. Accordingly, the Materials AlphaDex Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Materials AlphaDex.

Replication Management Risk. The Materials AlphaDex Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Materials AlphaDex. As a result of this policy, securities held by the Materials AlphaDex will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in the materials sector. As a result of this policy, the Materials AlphaDex Fund would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed or is anticipated to be removed from the Materials AlphaDex.

Small-Cap and Mid-Cap Company Risk. The Materials AlphaDex Fund may invest in small-capitalization and mid- capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Concentration Risk. The Materials AlphaDex Fund will be concentrated in the securities of the materials sector. A concentration makes the Materials AlphaDex Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater risk than more diversified funds.

Materials Sector Risk. The Materials AlphaDex Fund invests in the securities of companies in the materials sector. General risks of materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

              First Trust Russell Technology AlphaDex Fund
               Investment Objective, Strategies and Risks

Investment Objective

The First Trust Russell Technology AlphaDex Fund (the "Technology
AlphaDex Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Russell Technology AlphaDex (the "Technology AlphaDex").

Principal Investment Strategies

The Technology AlphaDex Fund will normally invest at least 90% of its total assets in common stocks that comprise the Technology AlphaDex. First Trust will seek investment results that correspond generally to the performance of the Technology AlphaDex. The Technology AlphaDex is an index measuring the growth and value of stocks in the top three quintiles of the constituents in the Russell 1000(R) Index classified as "technology" by the Global Industry Classification sector designation. The investment objective and the 90% investment strategy, both noted above, are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, such policies may be changed by the Board of Trustees without receiving shareholder approval.

The Technology AlphaDex Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Technology AlphaDex. First Trust seeks a correlation of 0.95 or better (before expenses) between the Technology AlphaDex Fund's performance and the performance of the Technology AlphaDex; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Technology AlphaDex Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Technology AlphaDex Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Technology AlphaDex in proportion to their weightings in the Technology AlphaDex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Technology AlphaDex Fund may purchase a sample of stocks in the Technology AlphaDex. There may also be instances in which First Trust may choose to overweight certain stocks in the Technology AlphaDex, purchase securities not in the Technology AlphaDex which First Trust believes are appropriate to substitute for certain securities in the Technology AlphaDex, use futures or other derivative instruments, or utilize various combinations of the above techniques, in seeking to track the Technology AlphaDex. The Technology AlphaDex Fund may sell stocks that are represented in the Technology AlphaDex in anticipation of their removal from the Technology AlphaDex or purchase stocks not represented in the Technology AlphaDex in anticipation of their addition to the Technology AlphaDex.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The Technology AlphaDex Fund's Shares will change in value, and loss of money is a risk by investing in the Fund. The Technology AlphaDex Fund may not achieve its objective. An investment in the Technology AlphaDex Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Technology AlphaDex Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Technology AlphaDex Fund.

Market Risk. One of the principal risks of investing in the Technology AlphaDex Fund is market risk. Market risk is the risk that a particular stock owned by the Technology AlphaDex Fund, Technology AlphaDex Fund Shares or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Technology AlphaDex.

Non-Diversification Risk. Because the Technology AlphaDex Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

Non-Correlation Risk. The Technology AlphaDex Fund's return may not match the return of the Technology AlphaDex for a number of reasons. For example, the Technology AlphaDex Fund incurs operating expenses not applicable to the Technology AlphaDex, and may incur costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Technology AlphaDex. In addition, the Technology AlphaDex Fund's portfolio holdings may not exactly replicate the securities included in the Technology AlphaDex or the ratios between the securities included in the Technology AlphaDex.

The Technology AlphaDex Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Technology AlphaDex Fund to meet redemptions and expenses. If the Technology AlphaDex Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Technology AlphaDex, as would be the case if it purchased all of the stocks in the Technology AlphaDex with the same weightings as the Technology AlphaDex. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between the Technology AlphaDex Fund's performance and the performance of the Technology AlphaDex, there can be no assurance that the Technology AlphaDex Fund will be able to achieve such a correlation. Accordingly, the Technology AlphaDex Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Technology AlphaDex.

Replication Management Risk. The Technology AlphaDex Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Technology AlphaDex. As a result of this policy, securities held by the Technology AlphaDex will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in the technology sector. As a result of this policy, the Technology AlphaDex Fund would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed or is anticipated to be removed from the Technology AlphaDex.

Small-Cap and Mid-Cap Company Risk. The Technology AlphaDex Fund may invest in small-capitalization and mid- capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Concentration Risk. The Technology AlphaDex Fund will be concentrated in the securities of the technology sector. A concentration makes the Technology AlphaDex Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater risk than more diversified funds.

Technology Sector Risk. The Technology AlphaDex Fund invests in the securities of companies in the technology sector. Companies involved in the technology sector must contend with the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance. Also, the stocks of many technology companies have exceptionally high price-to-earning ratios with little or no earnings histories.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

               First Trust Russell Utilities AlphaDex Fund
               Investment Objective, Strategies and Risks

Investment Objective

The First Trust Russell Utilities AlphaDex Fund (the "Utilities AlphaDex Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Russell Utilities AlphaDex (the "Utilities AlphaDex").

Principal Investment Strategies

The Utilities AlphaDex Fund will normally invest at least 90% of its total assets in common stocks that comprise the Utilities AlphaDex. First Trust will seek investment results that correspond generally to the performance of the Utilities AlphaDex. The Utilities AlphaDex is an index measuring the growth and value of stocks in the top three quintiles of the constituents in the Russell 1000(R) Index classified as "utilities" by the Global Industry Classification sector designation. The investment objective and the 90% investment strategy, both noted above, are non-fundamental and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, such policies may be changed by the Board of Trustees without receiving shareholder approval.

The Utilities AlphaDex Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Utilities AlphaDex. First Trust seeks a correlation of 0.95 or better (before expenses) between the Utilities AlphaDex Fund's performance and the performance of the Utilities AlphaDex; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Utilities AlphaDex Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Utilities AlphaDex Fund's investment objective, the Fund generally will invest in all of the stocks comprising the Utilities AlphaDex in proportion to their weightings in the Utilities AlphaDex. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings. In those circumstances, the Utilities AlphaDex Fund may purchase a sample of stocks in the Utilities AlphaDex. There may also be instances in which First Trust may choose to overweight certain stocks in the Utilities AlphaDex, purchase securities not in the Utilities AlphaDex which First Trust believes are appropriate to substitute for certain securities in the Utilities AlphaDex, use futures or other derivative instruments, or utilize various combinations of the above techniques, in seeking to track the Utilities AlphaDex. The Utilities AlphaDex Fund may sell stocks that are represented in the Utilities AlphaDex in anticipation of their removal from the Utilities AlphaDex or purchase stocks not represented in the Utilities AlphaDex in anticipation of their addition to the Utilities AlphaDex.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The Utilities AlphaDex Fund's Shares will change in value, and loss of money is a risk by investing in the Utilities AlphaDex Fund. The Utilities AlphaDex Fund may not achieve its objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Utilities AlphaDex Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. The following specific risk factors have been identified as the principal risks of investing in the Utilities AlphaDex Fund.

Market Risk. One of the principal risks of investing in the Utilities AlphaDex Fund is market risk. Market risk is the risk that a particular stock owned by the Utilities AlphaDex Fund, Utilities AlphaDex Fund Shares or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments.

Index Tracking Risk. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in the value of the Utilities AlphaDex.

Non-Diversification Risk. Because the Utilities AlphaDex Fund is non-diversified, the Fund is exposed to additional market risk. A non-diversified fund may invest a relatively high percentage of its assets in a limited number of issuers. Non-diversified funds are more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests.

Non-Correlation Risk. The Utilities AlphaDex Fund's return may not match the return of the Utilities AlphaDex for a number of reasons. For example, the Utilities AlphaDex Fund incurs operating expenses not applicable to the Utilities AlphaDex, and may incur costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Utilities AlphaDex. In addition, the Utilities AlphaDex Fund's portfolio holdings may not exactly replicate the securities included in the Utilities AlphaDex or the ratios between the securities included in the Utilities AlphaDex.

The Utilities AlphaDex Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Utilities AlphaDex Fund to meet redemptions and expenses. If the Utilities AlphaDex Fund utilizes a sampling approach or invests in futures or other derivative positions, its return may not correlate as well with the return of the Utilities AlphaDex, as would be the case if it purchased all of the stocks in the Utilities AlphaDex with the same weightings as the Utilities AlphaDex. While First Trust seeks to have a correlation of 0.95 or better, before expenses, between the Utilities AlphaDex Fund's performance and the performance of the Utilities AlphaDex, there can be no assurance that the Utilities AlphaDex Fund will be able to achieve such a correlation. Accordingly, the Utilities AlphaDex Fund's performance may correlate to a lesser extent and may possibly vary substantially from the performance of the Utilities AlphaDex.

Replication Management Risk. The Utilities AlphaDex Fund is also exposed to additional market risk due to its policy of investing principally in the securities included in the Utilities AlphaDex. As a result of this policy, securities held by the Utilities AlphaDex will generally not be bought or sold in response to market fluctuations and the securities will be issued by companies concentrated in the utilities sector. As a result of this policy, the Utilities AlphaDex Fund would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed or is anticipated to be removed from the Utilities AlphaDex.

Small-Cap and Mid-Cap Company Risk. The Utilities AlphaDex Fund may invest in small-capitalization and mid- capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Concentration Risk. The Utilities AlphaDex Fund will be concentrated in the securities of the utilities sector. A concentration makes the Utilities AlphaDex Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater risk than more diversified funds.

Utilities Sector Risk. The Utilities AlphaDex Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.

How the Funds Have Performed

The Funds have not commenced operations and, therefore, does not have a performance history.

What Are the Costs of Investing?

This table describes the fees and expenses that you may pay if you buy and hold Shares each of the Funds.(1)

                   First Trust   First Trust  First        First        First        First        First       First        First
                   Russell       Russell      Trust        Trust        Trust        Trust        Trust       Trust        Trust
                   Consumer      Consumer     Russell      Russell      Russell      Russell      Russell     Russell      Russell
                   Discretionary Staples      Energy       Financial    Health Care  Industrials  Materials   Technology   Utilities
                   AlphaDex      AlphaDex     AlphaDex     AlphaDex     AlphaDex     AlphaDex     AlphaDex    AlphaDex     AlphaDex
                   Fund          Fund         Fund         Fund         Fund         Fund         Fund        Fund         Fund

Shareholder         None*        None*        None*        None*        None*        None*        None*       None*        None*
Transaction
Expenses(2)(3)
(Fees paid
directly from
your investments)

Annual Fund
Operating
Expenses(4)
(Expenses that are
deducted from the
Fund's assets)

Management Fees     0.__%        0.__%        0.__%        0.__%        0.__%        0.__%        0.__%        0.__%        0.__%

Distribution and    0.00%        0.00%        0.00%        0.00%        0.00%        0.00%        0.00%        0.00%        0.00%
Service (12b-1)
Fees(5)

Other Expenses      0.__%        0.__%        0.__%        0.__%        0.__%        0.__%        0.__%        0.__%        0.__%

Total Annual Fund   0.__%        0.__%        0.__%        0.__%        0.__%        0.__%        0.__%        0.__%        0.__%
Operating Expenses

Fee Waivers and     0.__%        0.__%        0.__%        0.__%        0.__%        0.__%        0.__%        0.__%        0.__%
Expense
Reimbursement(6)

Net Annual Fund     0.__%        0.__%        0.__%        0.__%        0.__%        0.__%        0.__%        0.__%        0.__%
Operating Expenses

-----------------------

(1) The Funds have not commenced operations as of the date of this Prospectus. The "Other Expenses" listed in the table are estimates based on the expenses the Funds expect to incur for the fiscal year ending
___________.

(2) When buying or selling exchange-traded Shares through a broker, you will incur customary brokerage commissions and charges.

(3) Purchasers of Creation Units and parties redeeming Creation Units must pay a standard creation or redemption transaction fee of $500, as applicable. However, if a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard creation or redemption transaction fee (i.e., up to $2,000) will be charged

(4) Expressed as a percentage of average net assets.

(5) The Funds have adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and the Fund does not currently anticipate paying 12b-1 fees

(6) First Trust has agreed to waive fees and/or pay each Fund's expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.__% of average net assets per year (the "Expense Cap"), at least until ____, 200_. Expenses borne by First Trust are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it would result in such Fund exceeding its Expense Cap.

*  See "Creation Transaction Fees and Redemption Transaction Fees" below.

Example

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Funds.

The example assumes that you invest $10,000 in a Fund for the time periods indicated and then you retain the Shares or sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

                 1 Year              3 Years

                  $___                $___


Creation Transaction Fees and Redemption Transaction Fees

The Funds issue and redeem Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors with creation and redemption agreements, called "Authorized Participants" ("APs"), can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a standard Creation Transaction Fee of $500 per transaction (regardless of the number of Creation Units involved). The value of a Creation Unit as of the first creation of such Creation Unit was approximately $1,000,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $500 for each redemption transaction (regardless of the number of Creation Units involved). See "Creations, Redemptions and Transaction Fees" later in this Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,000,000 and a 5% return each year, assuming that a Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be $______ if the Creation Unit is redeemed after one year, $______ if the Creation Unit is redeemed after three years.

If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee of up to four times the standard Creation or Redemption Transaction Fee (i.e., up to $2,000) may be charged to the AP making the transaction.

The creation fee, redemption fee and variable fee are not expenses of a Fund and do not impact a Fund's expense ratio.


                    Additional Investment Strategies

Each of the policies described herein constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Fundamental policies of the Funds are set forth in the Statement of Additional Information ("SAI") under "Investment Objective and Policies."

Equity Securities

The Funds invest primarily in equity securities of U.S. issuers.
Eligible equity securities include common stocks and warrants to purchase common stocks. In addition, the Funds may invest in equity securities of foreign issuers listed on any national exchange, including depositary receipts that represent foreign common stocks deposited with a custodian.

Short-Term Investments

The Funds may invest in cash equivalents or other short-term investments including U.S. government securities, commercial paper, repurchase agreements, money-market funds or similar fixed-income securities with remaining maturities of one year or less. For more information on short-term investments, see the SAI.

Futures and Options

The Funds may use various investment strategies designed to hedge against changes in the values of securities the Funds own or expect to purchase or to hedge against interest rate or currency exchange rate changes. The securities used to implement these strategies include financial futures contracts, options, forward contracts, options on financial futures and stock index options.

Delayed Delivery Securities

The Funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.

Disclosure of Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is included in the SAI.


               Additional Risks of Investing in the Funds

Risk is inherent in all investing. Investing in the Funds involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Funds will meet their stated objectives. Before you invest, you should consider the following risks.

Trading Issues

Trading in Shares on the AMEX may be halted due to market conditions or for reasons that, in the view of the AMEX, make trading in Shares inadvisable. In addition, trading in Shares on the AMEX is subject to trading halts caused by extraordinary market volatility pursuant to the AMEX "circuit breaker" rules. There can be no assurance that the requirements of the AMEX necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value

The net asset value of the Funds' Shares will generally fluctuate with changes in the market value of each Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for Shares on the AMEX. First Trust cannot predict whether Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Funds trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), First Trust believes that large discounts or premiums to the net asset value of Shares should not be sustained.

Inflation

Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of the Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Foreign Investment

The Funds may invest in foreign securities publicly traded in the United States. Securities issued by foreign companies present risks beyond those of securities of U.S. issuers. Risks of investing in foreign securities include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in foreign currency exchange rates; taxes; restrictions on foreign investments and exchange of securities; and less government supervision and regulation of issuers in foreign countries. Prices of foreign securities also may be more volatile.

Investment Strategy

Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in each Fund's corresponding equity index in the Russell Sector AlphaDex Series. As a result of this policy, securities held by a Fund will generally not be bought or sold in response to market fluctuations. This policy may subject investors to greater market risk than other mutual funds.


                            Fund Organization

The Funds are series of the Trust, an investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is treated as a separate mutual fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board of Trustees (the "Board") is responsible for its overall management and direction. The Board elects the Trust's officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.


                         Management of the Funds

First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Lisle, Illinois 60532, is the investment adviser to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of Trustees of the Trust.

First Trust serves as adviser or sub adviser for 24 mutual fund portfolios, eight exchange-traded fund portfolios and 13 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), 1001 Warrenville Road, Lisle, Illinois 60532. FTP specializes in the


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


underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Funds' Shares.

There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a committee (the "Investment Committee"). The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel and Roger F. Testin. Mr. Lindquist rejoined First Trust in April 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management LLC from 2000 to 2003 and is a Senior Vice President of First Trust and FTP. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of the Funds' investment strategies. Mr. Carey is the Chief Investment Officer and Senior Vice President of First Trust and Senior Vice President of FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Since August 2001, Mr. Testin has been a Senior Vice President of First Trust. Prior to joining First Trust, Mr. Testin was an analyst for Dolan Capital Management. Mr. Testin is also the head of First Trust's Portfolio Management Group. For additional information concerning First Trust, including a description of the services provided to the Funds, see the Funds' SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and the ownership by members of the Investment Committee of securities in the Funds.

First Trust will receive fees from each Fund an amount equal to 0.__% of such Fund's average daily net assets. A discussion regarding the approval of the Investment Management Agreement by the Board of Trustees is available in the Funds' SAI and will be available in the Trust's annual report to shareholders for the period ending _______, 200_.

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, paying for its sublicensing fees related to each Fund's corresponding equity index in the Russell Sector AlphaDex Series, any distribution fees or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.__% of average daily net assets per year, at least until ___________, 200_. Expenses borne by First Trust are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it would result in such Fund exceeding its Expense Cap.


                       How to Buy and Sell Shares

Shares will be issued or redeemed by the Funds at net asset value per Share only in Creation Unit size. See "Creations, Redemptions and
Transaction Fees."


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Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds will be listed for trading on the secondary market on the AMEX. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-Share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, you may receive less than the net asset value of the Shares, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Consumer Discretionary AlphaDex Fund will trade under the AMEX symbol "_____," subject to notice of issuance. The Consumer Staples AlphaDex Fund will trade under the AMEX symbol "_____," subject to notice of issuance. The Energy AlphaDex Fund will trade under the AMEX symbol "_____," subject to notice of issuance. The Financial AlphaDex Fund will trade under the AMEX symbol "_____," subject to notice of issuance. The Health Care AlphaDex Fund will trade under the AMEX symbol "_____," subject to notice of issuance. The Industrials AlphaDex Fund will trade under the AMEX symbol "_____," subject to notice of issuance. The Materials AlphaDex Fund will trade under the AMEX symbol "_____," subject to notice of issuance. The Technology AlphaDex Fund will trade under the AMEX symbol "_____," subject to notice of issuance. The Utilities AlphaDex Fund will trade under the AMEX symbol "_____," subject to notice of issuance. Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from a Fund, and shareholders may tender their Shares for redemption directly to such Fund, only in Creation Units of 50,000 Shares, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

Book Entry

Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.

Fund Share Trading Prices

The trading prices of Shares of a Fund on the AMEX may differ from such Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The AMEX intends to disseminate the approximate value of Shares of the Funds every 15 seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.


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


Frequent Purchases and Redemptions of the Funds' Shares

The Funds impose no restrictions on the frequency of purchases and redemptions. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that, unlike traditional mutual funds, the Funds issue and redeem their Shares at net asset value per Share for a basket of securities intended to mirror a Fund's portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the AMEX at prevailing market prices. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by the Funds' shareholders and (b) any attempts to market time the Funds by shareholders would not be expected to negatively impact the Funds or their shareholders.


               Creations, Redemptions and Transaction Fees

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Funds must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchases and redemptions of Creation Units. For more detailed information see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Purchase

In order to purchase Creation Units of the Funds, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in each Fund's corresponding equity index in the Russell Sector AlphaDex Series (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National Securities Clearing Corporation ("NSCC"), immediately prior to the opening of business each day of the AMEX. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through an AP which is either
(i) a "Participating Party," i.e., a broker-dealer or other participant in the Clearing Process of the Continuous Net Settlement System of the NSCC (the "Clearing Process"), or (ii) a participant of DTC ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units. All orders must be placed for one or more whole Creation Units of Shares of the Funds and must be received by the principal underwriter in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m., Eastern time) ("Closing Time") in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the principal underwriter no later than 3:00 p.m., Eastern time. A custom order may be placed by an AP in the event that a Fund permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

A fixed creation transaction fee of $500 (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee (i.e., up to $2,000) may be imposed with respect to transactions effected outside of the Clearing Process (through a DTC Participant) or to the extent that cash is used in lieu of securities to purchase Creation Units. See "Creation and


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


Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with a Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Redemption

The Funds' custodian makes available immediately prior to the opening of business each day of the AMEX, through the facilities of the NSCC, the list of the names and the numbers of shares of each Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the net asset value of Shares being redeemed, a compensating cash payment to the Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for by or on behalf of the redeeming shareholder. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

An order to redeem Creation Units of a Fund may only be effected by or through an AP. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the AMEX (ordinarily 4:00 p.m., Eastern time) in order to receive that day's closing net asset value per Share. In the case of custom orders, as further described in the SAI, the order must be received by the transfer agent no later than 3:00 p.m., Eastern time.

A fixed redemption transaction fee of $500 (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. A variable charge of up to four times the Redemption Transaction Fee (i.e., up to $2,000) may be charged to approximate additional expenses incurred by the Funds with respect to redemptions effected outside of the Clearing Process or to the extent that redemptions are for cash. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities, however, a Fund may, in its discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.


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


                   Dividends, Distributions and Taxes

Dividends from net investment income, if any, are declared and paid semi-annually. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to brokerage commissions charged by the broker.


                           Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Funds. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, the counsel to the Funds was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax adviser.

Fund Status

Each Fund intends to qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions

Funds' distributions are generally taxable. After the end of each year, you will receive a tax statement that separates your Fund's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.


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


Dividends Received Deduction

A corporation that owns shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain corporations may be designated by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from regulated investment companies such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Funds themselves. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Sale of Shares

If you sell your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your shares from the amount you receive in the transaction.

Taxes on Purchase and Redemption of Creation Units

If you exchange equity securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the Cash Component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

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


Deductibility of Fund Expenses

Expenses incurred and deducted by the Funds will generally not be treated as income taxable to you.


                            Distribution Plan

FTP serves as the distributor of Creation Units for the Funds on an agency basis. FTP does not maintain a secondary market in Shares.

The Board of Trustees has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Funds' assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.


                             Net Asset Value

Each Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for the Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the net asset value per Share. All valuations are subject to review by the Board of Trustees or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets are generally valued as set forth below. Common stocks and other equity securities listed on any national or foreign exchange or on NASDAQ will be valued at the last sale price for all exchanges other than NASDAQ and the official closing price for NASDAQ on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation day, securities traded principally on an exchange or on NASDAQ will be valued at the mean between the most recent bid and ask prices. Equity securities traded in the over-the- counter market are valued at their closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis. The value of any portfolio security held by a Fund for which reliable market quotations are not readily available or if a valuation is deemed inappropriate will be determined by the Board of Trustees or its designee in a manner that most fairly reflects the fair market value of the security on the valuation date.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price


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


is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principal, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by the Fund generally results in the prices used by the Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.


                         Fund Service Providers

The Bank of New York is the administrator, custodian and fund accounting and transfer agent for the Funds. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Funds.


                               Disclaimers

First Trust does not guarantee the accuracy and/or the completeness of the Russell Sector AlphaDex Series or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Russell Sector AlphaDex Series or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Sector AlphaDex Series or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Russell Sector AlphaDex Series, even if notified of the possibility of such damages.

The Funds are not sponsored, endorsed, sold or promoted by Russell Investment Group ("RIG"). RIG makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Russell Sector AlphaDex Series to track general stock market performance or a segment of the same. RIG's publication of the Russell Sector AlphaDex Series in no way suggests or implies an opinion by RIG as to the advisability of investment in any or all of the securities upon which the Russell Sector AlphaDex Series is based. RIG's only relationship to First Trust with respect to the Funds is the licensing of certain trademarks and trade names of RIG and of the Russell Sector AlphaDex Series, which is determined, composed and calculated by RIG without regard to First Trust or the Funds. RIG is not responsible for and has not reviewed the Funds nor any associated literature or publications and RIG makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. RIG reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Sector AlphaDex Series. RIG has no obligation or liability in connection with the administration, marketing or trading of the Funds.

RIG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL SECTOR ALPHADEX SERIES OR ANY DATA INCLUDED THEREIN AND RIG SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RUSSELL MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY


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


FROM THE USE OF THE RUSSELL SECTOR ALPHADEX SERIES OR ANY DATA INCLUDED THEREIN. RIG MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL SECTOR ALPHADEX SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RIG HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


                      Additional Index Information

The Russell Sector AlphaDex Series was released by _______________. The index methodology employs a proprietary growth and value factors to identify those stocks in the top three quintiles. The Russell Sector AlphaDex Series separates the constituents in the Russell 1000(R) Index by their Global Industry Classification sector designation. Based on Russell style designations, the constituents are scored using a set of value, growth or core factors. Value factors include cash flow/price ratio, book/price ratio and return on assets. Growth factors include 3-, 6-, 12-month price change and 1-year sales growth. Core factors considered the scores of both growth and value factors and takes the higher of the two scores. All stocks are ranked by their final scores and lowest 25% are eliminated. The remaining stocks are ranked into quintiles. The top quintile is weighted at 5/15ths, the second quintile is weighted at 4/15ths, the third quintile is weighted at 3/15ths, the fourth quintile is weighted at 2/15ths and the bottom quintile is weighted at 1/15ths. The Russell Sector AlphaDex Series is rebalanced and reconstituted quarterly.

As of _________, the Consumer Discretionary AlphaDex had __ holdings, the Consumer Staples AlphaDex had __ holdings, the Energy AlphaDex had __ holdings, the Financial AlphaDex had __ holdings, the Health Care AlphaDex had __ holdings, the Industrials AlphaDex had __ holdings, the Materials AlphaDex had __ holdings, the Technology AlphaDex had __ holdings and the Utilities AlphaDex had __ holdings. The Funds expect to make changes to their portfolios shortly after changes to the Russell Sector AlphaDex Series are released to the public. Investors will be able to access the holdings of each Fund and the composition and compilation methodology of the Russell Sector AlphaDex Series through the Funds' website at www.ftportfolios.com.

In the event that [AMEX] no longer calculates the Russell Sector AlphaDex Series, if the Russell Sector AlphaDex Series license is terminated or if the identity or character of any of the Russell Sector AlphaDex Series is materially changed, the Board of Trustees will seek to engage a replacement index. However, if that proves to be impracticable, the Board of Trustees will take whatever action it deems to be in the best interests of the Funds. The Board of Trustees will also take whatever actions it deems to be in the best interests of the Funds if the Funds' Shares are delisted.


                            Other Information

For purposes of the 1940 Act, each Fund is treated as a registered investment company and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.

Continuous Offering

Each Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Fund Shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by a Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act of 1933, as amended (the "Securities Act"), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the AMEX is satisfied by the fact that the prospectus is available at the AMEX upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

For More Information

For more detailed information on the Funds, several additional sources of information are available to you. The SAI, incorporated by reference into this prospectus, contains detailed information on the Funds' policies and operation. Call the Funds at (800) 621-1675 for shareholder inquiries or to request a free copy of the SAI or for other Fund information. The Funds' SAI is also available on the Funds' website at www.ftportfolios.com.

You may obtain this and other information regarding the Funds, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the SEC. Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, DC, or call the SEC at
(202) 551-5850 for information on the Public Reference Room. You may also request Fund information by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549 or by sending an electronic request, along with a duplication fee to publicinfo@sec.gov.

[GRAPHIC OMITTED]


                        First Trust Russell Consumer Discretionary AlphaDex Fund
                           First Trust Russell Consumer Staples AlphaDex Fund
                                First Trust Russell Energy AlphaDex Fund
                               First Trust Russell Financial AlphaDex Fund
                              First Trust Russell Health Care AlphaDex Fund
                              First Trust Russell Industrials AlphaDex Fund
                               First Trust Russell Materials AlphaDex Fund
                              First Trust Russell Technology AlphaDex Fund
                               First Trust Russell Utilities AlphaDex Fund




                           1001 Warrenville Road
                                 Suite 300
                           Lisle, Illinois 60532
                              (800) 621-1675
                           www.ftportfolios.com





                                                      SEC File #: 333-_____
                                                                  811-21944


Back Cover

                            Preliminary Statement of Additional Information
                                                      Dated August 31, 2006
                                                      Subject to Completion





                       STATEMENT OF ADDITIONAL INFORMATION


                   INVESTMENT COMPANY ACT FILE NO. 811-21944
                       FIRST TRUST EXCHANGE-TRADED FUND II

            FIRST TRUST RUSSELL CONSUMER DISCRETIONARY ALPHADEX FUND
               FIRST TRUST RUSSELL CONSUMER STAPLES ALPHADEX FUND
                    FIRST TRUST RUSSELL ENERGY ALPHADEX FUND
                   FIRST TRUST RUSSELL FINANCIAL ALPHADEX FUND
                  FIRST TRUST RUSSELL INDUSTRIALS ALPHADEX FUND
                   FIRST TRUST RUSSELL MATERIALS ALPHADEX FUND
                  FIRST TRUST RUSSELL HEALTH CARE ALPHADEX FUND
                  FIRST TRUST RUSSELL TECHNOLOGY ALPHADEX FUND
                   FIRST TRUST RUSSELL UTILITIES ALPHADEX FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                             DATED __________, 2006

         This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Preliminary Prospectus dated August 31, 2006 (the "Prospectus") for the First Trust Russell Consumer Discretionary AlphaDex Fund, First Trust Russell Consumer Staples AlphaDex Fund, First Trust Russell Energy AlphaDex Fund, First Trust Russell Financial AlphaDex Fund, First Trust Russell Health Care AlphaDex Fund, First Trust Russell Industrials AlphaDex Fund, First Trust Russell Materials AlphaDex Fund, First Trust Russell Technology AlphaDex Fund and First Trust Russell Utilities AlphaDex Fund, each a series of the First Trust Exchange-Traded Fund II (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, First Trust Portfolios L.P., 1001 Warrenville Road, Lisle, Illinois 60532 or by calling toll free at (800) 621-1675.


The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.





                                TABLE OF CONTENTS


GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS..............................1
EXCHANGE LISTING AND TRADING................................................2
INVESTMENT OBJECTIVE AND POLICIES...........................................3
INVESTMENT STRATEGIES.......................................................4
SUBLICENSE AGREEMENT.......................................................14
INVESTMENT RISKS...........................................................14
FUND MANAGEMENT............................................................18

BROKERAGE ALLOCATIONS......................................................27
CUSTODIAN, TRANSFER AGENT, FUND ACCOUNTING AGENT, DISTRIBUTOR
   AND INDEX PROVIDER......................................................29
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................31
ADDITIONAL INFORMATION.....................................................31
PROXY VOTING POLICIES AND PROCEDURES.......................................32
CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS......................33
FEDERAL TAX MATTERS 43
DETERMINATION OF NAV.......................................................49
DIVIDENDS AND DISTRIBUTIONS................................................50
MISCELLANEOUS INFORMATION..................................................51

                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

         The Trust was organized as a Massachusetts business trust on July 20, 2006 and is authorized to issue an unlimited number of shares in one or more series or "Funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers Shares in seven series, including the First Trust Russell Consumer Discretionary AlphaDex Fund, First Trust Russell Consumer Staples AlphaDex Fund, First Trust Russell Energy AlphaDex Fund, First Trust Russell Financial AlphaDex Fund, First Trust Russell Health Care AlphaDex Fund, First Trust Russell Industrials AlphaDex Fund, First Trust Russell Materials AlphaDex Fund, First Trust Russell Technology AlphaDex Fund and First Trust Russell Utilities AlphaDex Fund (each, a "Fund," and collectively, the "Funds"), each a non-diversified series. This Statement of Additional Information relates only to the Funds. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each series of the Trust represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

         The Board of Trustees of the Trust has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Board of Trustees.

         The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

         Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the shares of that series will vote separately on such matter.

         The Trust's Declaration of Trust provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to such Fund, and ownership of Fund Shares may be disclosed by a Fund if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Trust's Declaration also provides that shareholders may not bring suit on behalf of a Fund without first requesting that the Trustees bring such suit unless there would be irreparable injury to such Fund, or if a majority of the Trustees have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

         The Trust is not required and does not intend to hold annual meetings of shareholders.

         Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations.

         The Funds are managed by First Trust Advisors L.P. (the "Adviser" or "First Trust").

         The Funds offer and issue Shares at net asset value ("NAV") only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities (the "Deposit Securities") included in the applicable Index (as hereinafter defined), together with the deposit of a specified cash payment (the "Cash Component"). The Shares have been approved for listing and secondary trading on the American Stock Exchange (the "AMEX"). Fund Shares will trade on the AMEX at market prices that may be below, at or above NAV. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares.

         The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares, although it has no current intention of doing so. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.


                          EXCHANGE LISTING AND TRADING

         There can be no assurance that the requirements of the AMEX necessary to maintain the listing of Shares of a Fund will continue to be met. The AMEX may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of a Fund for 30 or more consecutive trading days; (ii) the value of the Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable. The AMEX will remove the Shares of a Fund from listing and trading upon termination of a Fund.

         As in the case of other stocks traded on the AMEX, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

         A Fund reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.


                        INVESTMENT OBJECTIVE AND POLICIES

         The Prospectus describes the investment objective and policies of the Funds. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Funds.

         A Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of a Fund:

                   (1) A Fund may not issue senior securities, except as permitted under the 1940 Act.

                   (2) A Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of a Fund's total assets (including the amount borrowed), less a Fund's liabilities (other than borrowings).

                   (3) A Fund will not underwrite the securities of other issuers except to the extent a Fund may be considered an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase and sale of portfolio securities.

                   (4) A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

                   (5) A Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under a Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of a Fund's total assets.

                   (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, Futures Contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

                   (7) Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that a Fund replicates, concentrates in an industry or a group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

         The foregoing fundamental policies of the Funds may not be changed without the affirmative vote of the majority of the outstanding voting securities of a Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to a Fund if a majority of the outstanding voting securities of such Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting securities.

         In addition to the foregoing fundamental policies, the Funds are also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies which may be changed by the Board of Trustees.


                              INVESTMENT STRATEGIES

         Under normal circumstances, each Fund will invest at least 90% of its total assets in common stocks that comprise such Fund's corresponding equity index (the "Index") in a family of custom "enhanced" indices (the "Russell Sector AlphaDex Series") comprised of the Russell Consumer Discretionary AlphaDex, Russell Consumer Staples AlphaDex, Russell Energy AlphaDex, Russell Financial AlphaDex, Russell Health Care AlphaDex, Russell Industrials AlphaDex, Russell Materials AlphaDex, Russell Technology AlphaDex and Russell Utilities AlphaDex. A Fund's Shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

TYPES OF INVESTMENTS

         Warrants: A Fund may invest in warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time.

They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

         Delayed-Delivery Transactions: A Fund may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, no payment is made by a Fund to the issuer and no interest is accrued on debt securities or dividend income is earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, a Fund intends to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its net asset value. The Funds do not believe that net asset value will be adversely affected by purchases of securities in delayed-delivery transactions.

         A Fund will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, a Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than a Fund's payment obligation).

         Illiquid Securities: A Fund may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act, as amended, but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of a Fund's net assets. The Board of Trustees or its delegates has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed First Trust to look to factors such as (i) the nature of the market for a security (including the institutional private resale market; the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security; and the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

         Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, a Fund will take such steps as is deemed advisable, if any, to protect liquidity.

         Money Market Funds: The Funds may invest in shares of money market funds to the extent permitted by the 1940 Act.

         Temporary Investments: The Funds may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A or higher by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less.

         Short-term debt securities are defined to include, without limitation, the following:

                   (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) Fannie Mae, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

                   (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is $100,000; therefore certificates of deposit purchased by the Fund may not be fully insured.

                   (3) Bankers' acceptances which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

                   (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for the Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Fund may invest. In addition, the Fund may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Fund, however, intends to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                   (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

                   (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Fund may only invest in commercial paper rated A-1 or better by S&P, Prime-1 or higher by Moody's or Fitch 2 or higher by Fitch.

PORTFOLIO TURNOVER

         A Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of a Fund's investment portfolio that is sold and replaced with new securities during a year is known as a Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund sold and replaced securities valued at 100% of its net assets within one year. Active trading would result in the payment by a Fund of increased brokerage costs and expenses.

HEDGING STRATEGIES

General Description of Hedging Strategies

         A Fund may engage in hedging activities. First Trust may cause a Fund to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge a Fund's holdings.

         Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

         The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the Futures industry's self-regulatory organization. A Fund will not enter into Futures and options transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceeds 5% of such Fund's total assets. In addition, a Fund will not enter into Futures Contracts and options transactions if more than 30% of its net assets would be committed to such instruments.

         The foregoing limitations are not fundamental policies of the Funds and may be changed without shareholder approval as regulatory agencies permit. Various exchanges and regulatory authorities have undertaken reviews of options and Futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for Futures and options transactions and proposals to increase the margin requirements for various types of Futures transactions.

Asset Coverage for Futures and Options Positions

         The Funds will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

         The Funds may purchase stock index options, sell stock index options in order to close out existing positions and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

         A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the Value Line Composite Indices or a more narrow market index, such as the Standard & Poor's
100. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board of Options Exchange, the New York Stock Exchange ("NYSE"), the AMEX, the Pacific Stock Exchange, and the Philadelphia Stock Exchange.

         A Fund's use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by a Fund.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

         There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, a Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for a Fund.

Futures Contracts

         A Fund may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by a Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). A Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. A Fund will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Board of Trade of the City of Chicago and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

         An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, such Fund will continue to be required to maintain the margin deposits on the Futures Contract.

         Margin is the amount of funds that must be deposited by a Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain a Fund's open positions in Futures Contracts. A margin deposit is intended to ensure the Fund's performance of the Futures Contract.

         The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

         If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. In computing daily net asset value, a Fund will mark to market the current value of its open Futures Contracts. A Fund expects to earn interest income on its margin deposits.

         Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

         Most United States Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. A Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in a Fund's net asset value. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         A public market exists in Futures Contracts covering a number of indices, including but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ(R) 100 Index, the Value Line(R) Composite Index and the New York Stock Exchange Composite Index.

Options on Futures

         A Fund may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

         A Fund may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which a Fund uses put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in a Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by a Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire.

         As with investments in Futures Contracts, a Fund is required to deposit and maintain margin with respect to put and call options on Futures Contracts written by it. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by a Fund. A Fund will earmark or set aside in a segregated account at such Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

         The risks associated with the use of options on Futures Contracts include the risk that a Fund may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.


                              SUBLICENSE AGREEMENT

         The Funds have entered into a sublicense agreement (the "Sublicense Agreement") with Frank Russell Company ("Russell") and First Trust that grants the Funds a non-exclusive and non-transferable sublicense to use certain intellectual property of Russell in connection with the issuance, distribution, marketing and/or promotion of the Funds. Pursuant to the Sublicense Agreement, the Funds have agreed to be bound by certain provisions of a product license agreement between Russell and First Trust (the "Product License Agreement"). Pursuant to the Product License Agreement, First Trust will pay Russell a licensing fee of 0.11% of the average daily net assets of the Funds.


                                INVESTMENT RISKS

Overview

         An investment in a Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of a Fund may decline. A Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in a Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

         Shareholders of common stocks of the type held by a Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in a Fund will fluctuate over the life of a Fund and may be more or less than the price at which they were purchased by a Fund. The equity securities held in a Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of a Fund's purchase and sale of the equity securities and other factors.

         Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

ADDITIONAL RISKS OF INVESTING IN THE FUND

Liquidity

         Whether or not the equity securities in a Fund are listed on a securities exchange, the principal trading market for the equity securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price of the equity securities held by a Fund will be adversely affected if trading markets for the equity securities are limited or absent.

Non-Diversification

         The Funds are classified as "non-diversified." As a result, a Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because a Fund may invest a relatively high percentage of its assets in a limited number of issuers, a Fund may be more susceptible to any single economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

License Termination Risk

         The Funds rely on a license from Russell that permits the use of the intellectual property of such party in connection with the names of the Funds. Such license may be terminated by the licensor, and as a result the Funds may lose its ability to use the licensed name. Accordingly, in the event the license is terminated, it may have a significant effect on the operation of the Funds.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

         In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

                   (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose a Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with a Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund's overall investments and investment objective.

                   (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, a Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to such Fund. A Fund will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

                   (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

                   (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

                   (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

                   (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.


                                 FUND MANAGEMENT

         The general supervision of the duties performed for the Funds under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Independent Trustees. The Trustees set broad policies for the Funds, choose the Trust's officers and hire the Trust's investment adviser. The officers of the Trust manage its day to day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.

                                                                                                NUMBER OF
                                                    TERM OF OFFICE                              PORTFOLIOS IN    OTHER
                                                    AND YEAR FIRST                              FUND COMPLEX     TRUSTEESHIPS
NAME, ADDRESS                 POSITION AND          ELECTED OR       PRINCIPAL OCCUPATIONS      OVERSEEN BY      HELD BY
AND DATE OF BIRTH             OFFICES WITH TRUST    APPOINTED        DURING PAST 5 YEARS        TRUSTEE          TRUSTEE

Trustee who is an
Interested Person of the
Trust
------------------------
James A. Bowen(1)*            President, Chairman   o Indefinite     President, First           34 Portfolios    Trustee of
  Suite 300                   of the Board, Chief                    First Trust Advisors;                       Wheaton
Lisle, IL 60532               Executive Officer     o 2006           Chairman of the Board                       College
D.O.B.: 09/55                 and Trustee                            of Directors, BondWave,
                                                                     LLC and Stonebridge
                                                                     Advisors LLC


Trustees who are not
Interested Persons of the
Trust
-------------------------
Richard E. Erickson           Trustee               o Indefinite     Physician, President       34 Portfolios    None
c/o First Trust Advisors                              term           Wheaton Orthopedics;
L.P.                                                                 Co-Owner, Co-Director
1001 Warrenville Road,                              o 2006           Sports Med Center for
  Suite 300                                                          Fitness; Limited
Lisle, IL 60532                                                      Partner Gundersen Real
D.O.B.: 04/51                                                        Estate Partnership

Thomas R. Kadlec              Trustee               o Indefinite     President, ADM             34 Portfolios    None
c/o First Trust Advisors                              term           Derivatives, Inc.
L.P.                                                                 (May 2005 to
1001 Warrenville Road,                              o 2006           Present); Vice President,
  Suite 300                                                          Chief Financial Officer
Lisle, IL 60532                                                      (1990 to Present),
D.O.B.: 11/57                                                        ADM Investor Services, Inc.
                                                                     (Futures Commission
                                                                     Merchant); Registered
                                                                     Representative (2000 to
                                                                     Present), Segerdahl &
                                                                     Company, Inc., an NASD
                                                                     member (Broker-Dealer)


                                                                        -18-

                                                                                                NUMBER OF
                                                    TERM OF OFFICE                              PORTFOLIOS IN    OTHER
                                                    AND YEAR FIRST                              FUND COMPLEX     TRUSTEESHIPS
NAME, ADDRESS                 POSITION AND          ELECTED OR       PRINCIPAL OCCUPATIONS      OVERSEEN BY      HELD BY
AND DATE OF BIRTH             OFFICES WITH TRUST    APPOINTED        DURING PAST 5 YEARS        TRUSTEE          TRUSTEE

Robert F. Keith               Trustee               o Indefinite     President, Hibs            22 Portfolios    None
c/o First Trust Advisors                              term           Enterprises Financial
L.P.                                                                 and Management
1001 Warrenville Road,                              o 2006           Consulting (2003 to
   Suite 300                                                         Present); Aramark
Lisle, IL 60532                                                      Service Master
D.O.B.: 11/56                                                        Management (2001 to
                                                                     2003); President and
                                                                     Chief Operating
                                                                     Officer, Service
                                                                     Master Management
                                                                     Services (1998 to 2003)

Niel B. Nielson               Trustee               o Indefinite     President (2002 to         34 Portfolios    Director of
c/o First Trust Advisors                              term           Present), Covenant                          Good News
L.P.                                                                 College; Associate                          Publishers
1001 Warrenville Road,                              o 2006           Pastor (1997 to                             - Crossway
  Suite 300                                                          2002), College Church                       Books; Covenant
Lisle, IL 60532                                                      in Wheaton                                  Transport Inc.
D.O.B.: 03/54


Officers of the Trust
---------------------
Mark R. Bradley               Treasurer,            o Indefinite    Chief Financial             N/A              N/A
1001 Warrenville Road,        Controller, Chief       term          Officer, Managing
  Suite 300                   Financial Officer                     Director, First Trust
Lisle, IL 60532               and Chief             o 2006          Portfolios and First
D.O.B.: 11/57                 Accounting Officer                    Trust Advisors; Chief
                                                                    Financial Officer,
                                                                    BondWave LLC and
                                                                    Stonebridge Advisors LLC

Susan M. Brix                 Assistant Vice        o Indefinite    Representative, First       N/A              N/A
1001 Warrenville Road,        President               term          Trust Portfolios;
  Suite 300                                                         Assistant Portfolio
Lisle, IL 60532                                     o 2006          Manager, First Trust
D.O.B.: 01/60                                                       Advisors

Robert F. Carey               Vice President        o Indefinite    Senior Vice                 N/A              N/A
1001 Warrenville Road,                                term          President, First
  Suite 300                                                         Trust Portfolios and
Lisle, IL 60532                                     o 2006          First Trust Advisors
D.O.B.: 07/63

James M. Dykas                Assistant             o Indefinite    Vice President, First       N/A              N/A
1001 Warrenville Road,        Treasurer               term          Trust Portfolios L.P.
  Suite 300                                                         (January 2005 to
Lisle, IL 60532                                     o 2006          present); Executive
D.O.B.: 01/66                                                       Director, Van Kampen
                                                                    Asset Management and
                                                                    Morgan Stanley
                                                                    Investment Management
                                                                    (December 2002 to
                                                                    January 2005); Vice
                                                                    President, Van Kampen
                                                                    Asset Management and
                                                                    Morgan Stanley
                                                                    Investment Management
                                                                    (December 2000 to
                                                                    December 2002)

W. Scott Jardine              Secretary and         o Indefinite    General Counsel,            N/A              N/A
1001 Warrenville Road,        Chief Compliance        term          First Trust Portfolios
  Suite 300                   Officer                               and First Trust Advisors;
Lisle, IL 60532                                     o 2006          Secretary, BondWave,
D.O.B.: 05/60                                                       LLC and Stonebridge
                                                                    Advisors LLC

                                                                        -19-

                                                                                                NUMBER OF
                                                    TERM OF OFFICE                              PORTFOLIOS IN    OTHER
                                                    AND YEAR FIRST                              FUND COMPLEX     TRUSTEESHIPS
NAME, ADDRESS                 POSITION AND          ELECTED OR       PRINCIPAL OCCUPATIONS      OVERSEEN BY      HELD BY
AND DATE OF BIRTH             OFFICES WITH TRUST    APPOINTED        DURING PAST 5 YEARS        TRUSTEE          TRUSTEE

Daniel J. Lindquist           Vice President        o Indefinite    Senior Vice President,       N/A              N/A
1001 Warrenville Road,                                term          First Trust Advisors, L.P.;
  Suite 300                                                         Senior Vice President,
Lisle, IL 60532                                     o 2006          First Trust Portfolios L.P.
D.O.B.: 02/70                                                       (April 2004 to present);
                                                                    Chief Operating Officer,
                                                                    Mina Capital Management, LLC
                                                                    (January 2004 to April
                                                                    2004); Chief Operating
                                                                    Officer, Samaritan Asset
                                                                    Management Service, Inc.

Kristi A. Maher               Assistant             o Indefinite    Assistant General           N/A              N/A
1001 Warrenville Road,        Secretary               term          Counsel (March 2004
  Suite 300                                                         to Present), First
Lisle, IL 60532                                     o 2006          Trust Portfolios and
D.O.B.: 12/66                                                       First Trust Advisors
                                                                    L.P.; Associate (1995
                                                                    to March 2004),
                                                                    Chapman and Cutler LLP

Roger Testin                  Vice President        o Indefinite    Senior Vice President        N/A              N/A
1001 Warrenville Road,                                term          First Trust Advisors L.P.
  Suite 300                                                         (August 2001 to Present);
Lisle, IL 60532                                     o 2006          Senior Vice President,
D.O.B.: 06/66                                                       First Trust Portfolios L.P.
                                                                    (August 2004 to Present);
                                                                    Analyst (1998 to 2001),
                                                                    Dolan Capital Management

____________________

(1) Mr. Bowen is deemed an "interested person" of the Trust due to his position of President of First Trust, investment adviser of the Fund.


         The Board of Trustees of the Trust has four standing committees, the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee which is authorized to exercise all of the powers and authority of the Board in respect of the declaration and setting of dividends. Messrs. Kadlec and Bowen are members of the Executive Committee.

         The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Trust's Board of Trustees. Messrs. Erickson, Nielson, Kadlec and Keith are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including Shareholders. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including Shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board, Shareholders of the Fund shall mail such recommendation to W. Scott Jardine at the Fund's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois

60532. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including his or her education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate; (d) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and
(e) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Nominating and Governance Committee and the outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination.

         The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec, Nielson and Keith are members of the Valuation Committee.

         The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Nielson, Kadlec and Keith serve on the Audit Committee.

         Messrs. Erickson, Nielson, Kadlec and Bowen are also trustees of First Defined Portfolio Fund, LLC, an open-end fund advised by First Trust with 12 portfolios, and Messrs. Erickson, Nielson, Kadlec, Keith and Bowen are trustees of the First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Tax-Advantaged Preferred Income Fund and First Trust/Aberdeen Emerging Opportunity Fund, closed-end funds advised by First Trust. None of the Trustees who are not "interested persons" of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios or their affiliates. In addition, Mr. Bowen and the other officers of the Trust hold the same positions with the First Defined Portfolio Fund, LLC, First Trust Exchange-Traded Fund, First Trust Value Line(R) 100 Fund, First Trust Value Line(R) Dividend Fund, First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust

Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Tax-Advantaged Preferred Income Fund and First Trust/Aberdeen Emerging Opportunity Fund (collectively with the Trust, the "First Trust Fund Complex") as they hold with the Trust.

         Each investment company in the First Trust Fund Complex pays each Trustee who is not an officer or employee of First Trust, any sub-adviser or any of their affiliates ("Independent Trustees") an annual retainer of $10,000, which includes compensation for all board and committee meetings. No additional meeting fees are paid in connection with board or committee meetings. Additionally, Mr. Kadlec is paid annual compensation of $10,000 to serve as the Lead Trustee, with such compensation paid by the funds in the First Trust Fund Complex and divided among those funds. Until January 1, 2006, additional fees of $1,000 and $5,000 were paid to Independent Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees were shared by the funds in the First Trust Fund Complex that participated in the particular meeting and were not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

         The following table sets forth estimated compensation to be paid by the Funds projected during the Funds' first full fiscal year to each of the Trustees and estimated total compensation to be paid to each of the Trustees by the First Trust Fund Complex for a full calendar year. The Funds have no retirement or pension plans. The officers and Trustees who are "interested persons" as designated above serve without any compensation from the Funds.


                                                   ESTIMATED TOTAL COMPENSATION
                         ESTIMATED AGGREGATE          FROM THE FIRST TRUST
 NAME OF TRUSTEE       COMPENSATION FROM A FUND(1)        FUND COMPLEX(2)
 James A. Bowen                     $0                           $0
 Richard E. Erickson            $________                     $160,000
 Thomas R. Kadlec               $________                     $170,000
 Robert F. Keith(3)             $________                     $150,000
 Niel B. Nielson                $________                     $160,000
--------------------
(1) The compensation estimated to be paid by the Fund to the Trustees for the first full fiscal year for services to the Fund.

(2) The total estimated compensation to be paid to Messrs. Erickson, Kadlec and Nielson, Independent Trustees, from the Fund and the First Trust Fund Complex for a full calendar year is based on estimated compensation to be paid to these Trustees for a full calendar year for services as Trustees to the Trust and the First Defined Portfolio Fund, LLC, an open-end fund (with 12 portfolios) advised by First Trust, plus estimated compensation to be paid to these trustees by the First Trust Exchange-Traded Fund, First Value Line(R) 100 Fund, the First Trust Value Line(R) Dividend Fund, the First Trust/Four Corners Senior Floating Rate Income Fund, the First Trust/Four Corners Senior Floating Rate Income Fund II, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the First Trust/Value Line(R) & Ibbotson Equity Allocation Fund, the Energy Income and Growth Fund, the First Trust/Fiduciary Asset Management Covered Call Fund, the First Trust/Aberdeen Global Opportunity Income Fund, the First Trust/FIDAC Mortgage Income Fund, the First Trust Strategic High Income Fund, the First Trust Strategic High Income Fund II, the First Trust Tax-Advantaged Preferred Income Fund and the First Trust/Aberdeen Emerging Opportunity Fund. The total estimated compensation to be paid to Mr. Keith, an Independent Trustee, from the Fund and the other funds in the First Trust Fund Complex for a full calendar year is based on estimated compensation to be paid to Mr. Keith for a full calendar year for his service as Trustee to the Trust, and estimated compensation to be paid to this trustee by the First Trust Exchange-Traded Fund, the First Value Line(R) Dividend Fund, the

    First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund, the First Trust/Four Corners Senior Floating Rate Income Fund II, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the First Trust/Fiduciary Asset Management Covered Call Fund, the First Trust/Aberdeen Global Opportunity Income Fund, the First Trust/FIDAC Mortgage Income Fund, the First Trust Strategic High Income Fund, the First Trust Strategic High Income Fund II, the First Trust Tax-Advantaged Preferred Income Fund and the First Trust/Aberdeen Emerging Opportunity Fund.

(3) Mr. Keith's actual total compensation for 2006 will be less than the estimated amount because he joined the Board of Trustees of the First Trust Fund Complex (with the exception of the Trust and the First Defined Portfolio Fund, LLC) on June 12, 2006.

         The Trust has no employees. Its officers are compensated by First
Trust.

         The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2005:

                                                AGGREGATE DOLLAR RANGE OF
                                                  EQUITY SECURITIES IN
                    DOLLAR RANGE OF        ALL REGISTERED INVESTMENT COMPANIES
                   EQUITY SECURITIES             OVERSEEN BY TRUSTEE IN
TRUSTEE               IN THE FUND               FIRST TRUST FUND COMPLEX
Mr. Bowen                None                        Over $100,000
Mr. Erickson             None                        $50,001-$100,000
Mr. Kadlec               None                        $50,001-$100,000
Mr. Keith                None                        $0-$10,000
Mr. Nielson              None                        $10,001-$50,000

         As of ______________, the Trustees of the Trust who are not "interested persons" of the Trust and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

         As of _________, 2006, First Trust Portfolios L.P. owned both beneficially and of record all of the Shares of the Fund. Due to such ownership, on that date, First Trust Portfolios L.P. would have the ability to control the outcome of any matter presented for approval of the shareholders of the Fund.

         The Board of Trustees of the Trust, including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Agreement") for the Fund for an initial two-year term at a meeting held on July 26, 2006. The Board of Trustees determined that the Agreement is in the best interests of the Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

         Investment Adviser. First Trust provides investment tools and portfolios for advisers and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management

                                        -23

approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

         First Trust acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

         Pursuant to an Investment Management Agreement between First Trust and the Trust, the Funds have agreed to pay an annual management fee equal to ______% of their average daily net assets.

         Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, sublicensing fees, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of a Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding ____% of average net assets until _____________. Expenses borne by First Trust are subject to reimbursement by a Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund if it would result in such Fund exceeding its expense cap.

         Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement continues until _____________, and thereafter only if approved annually by the Board, including a majority of the Independent Trustees. The Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Funds by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Fund.

         First Trust is located at 1001 Warrenville Road, Lisle, Illinois 60532.

         Investment Committee. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Fund. There are currently five members of the Investment Committee, as follows:

                                        -24-



                               POSITION WITH              LENGTH OF SERVICE         PRINCIPAL OCCUPATION
NAME                           FIRST TRUST                WITH FIRST TRUST          DURING PAST FIVE YEARS
Daniel J. Lindquist            Senior Vice President      2 years                   Senior Vice President, First
                                                                                    Trust Advisors L.P.; Senior
                                                                                    Vice President, First Trust
                                                                                    Portfolios L.P. (April 2004 to
                                                                                    present);  Chief Operating
                                                                                    Officer, Mina Capital
                                                                                    Management LLC (January 2004
                                                                                    to April 2004); Chief
                                                                                    Operating Officer, Samaritan
                                                                                    Asset Management Service, Inc.
                                                                                    (April 2000 to January 2004)

Robert F. Carey                Chief Investment Officer   15 years                  Chief Investment Officer and
                               and Senior Vice President                            Senior Vice President of First
                                                                                    Trust; Senior Vice President
                                                                                    of First Trust Portfolios L.P.

Jon C. Erickson                Senior Vice President      13 years                  Senior Vice President of First
                                                                                    Trust and First Trust
                                                                                    Portfolios L.P. (August 2002
                                                                                    to present); Vice President of
                                                                                    First Trust and First Trust
                                                                                    Portfolios L.P. (March 1994 to
                                                                                    August 2002)

David G. McGarel               Senior Vice President      9 years                   Senior Vice President of First
                                                                                    Trust and First Trust
                                                                                    Portfolios L.P. (August 2002
                                                                                    to present); Vice President of
                                                                                    First Trust and First Trust
                                                                                    Portfolios L.P. (August 1997
                                                                                    to August 2002)

Roger F. Testin                Senior Vice President      5 years                   Senior Vice President of First
                                                                                    Trust and First Trust
                                                                                    Portfolios L.P. (August 2001
                                                                                    to present); Analyst, Dolan
                                                                                    Capital Management (1998-2001)

         Daniel J. Lindquist: As Senior Vice President of First Trust, Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Funds' investment strategies.

         David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

         Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

         Roger F. Testin: Mr. Testin is the head of First Trust's Portfolio Management Group.

         Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

         Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as Fund performance or the value of assets included in the Funds' portfolios. In addition, Mr. Carey, Mr. Erickson and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

         The Investment Committee manages the investment vehicles with the number of accounts and assets, as of December 31, 2005 set forth in the table below:


                    ACCOUNTS MANAGED BY INVESTMENT COMMITTEE


                                    REGISTERED INVESTMENT COMPANIES       OTHER POOLED INVESTMENT VEHICLES
 INVESTMENT COMMITTEE MEMBER        NUMBER OF ACCOUNTS ($ ASSETS)          NUMBER OF ACCOUNTS ($ ASSETS)
       Robert F. Carey                   26 ($1,406,000,000)                          0 ($0)
       Roger F. Testin                   26 ($1,406,000,000)                      2 ($51,000,000)
       Jon C. Erickson                   26 ($1,406,000,000)                          0 ($0)
      David G. McGarel                   26 ($1,406,000,000)                          0 ($0)
     Daniel J. Lindquist                 26 ($1,406,000,000)                          0 ($0)

         None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of a Fund's investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategies of the Funds and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Funds and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Funds and other accounts managed by the Investment Committee. None of the members of the Investment Committee own interests in the Funds.


                              BROKERAGE ALLOCATIONS

         First Trust is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. A Fund may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of Shares.

         Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e)") permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

         In light of the above, in selecting brokers, First Trust may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. First Trust believes that the research information received in this manner provides a Fund with benefits by supplementing the research otherwise available to a Fund. The Investment Management Agreement provides that such higher commissions will not be paid by the Funds unless the adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to First Trust under the Investment Management Agreement are not reduced as a result of receipt by First Trust of research services. First Trust has advised the Board that it does not use soft dollars.

         First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which a Fund effects their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Funds. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by the Funds and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between a Fund and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

         Administrator. The Bank of New York ("BONY") serves as Administrator for the Funds. Its principal address is 101 Barclay St., New York, NY 10286.

         BONY serves as Administrator for the Trust pursuant to a Fund Administration and Accounting Agreement. Under such agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Funds. BONY will generally assist in all aspects of the Trust's and a Fund's operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

         Pursuant to the Fund Administration and Accounting Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

         Pursuant to the Fund Administration and Accounting Agreement between BONY and the Trust, the Funds have agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BONY in the performance of its duties. This fee is subject to reduction for assets over $1 billion.

  CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT, INDEX PROVIDER
                                  AND EXCHANGE

         Custodian. BONY, as custodian for the Funds pursuant to a Custody Agreement, holds the Funds' assets. BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency and Service Agreement. As Fund accounting agent, BONY calculates the net asset value of Shares and calculates net income and realized capital gains or losses. BONY may be reimbursed by the Funds for its out-of-pocket expenses.

         Distributor. First Trust Portfolios L.P. is the distributor (the "Distributor") of the Shares of the Funds. Its principal address is 1001 Warrenville Road, Lisle, Illinois 60532. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

         12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Funds may reimburse the Distributor up to a maximum annual rate of 0.25% its average daily net assets.

         Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan was adopted in order to permit the implementation of the Funds' method of distribution. However, no such fee is currently charged to the Funds, and there are no plans in place to impose such a fee.

         Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

         The Distribution Agreement provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of a Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) and DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

         Index Provider. The Index that each respective Fund seeks to track is compiled by Russell [and calculated by the AMEX].

         Neither Russell nor the AMEX is affiliated with the Funds or with First Trust. The Funds are entitled to use the Russell Sector AlphaDex Series pursuant to a sublicensing arrangement with First Trust, which in turn has a licensing agreement with Russell.

         The Funds are not sponsored, endorsed, sold or promoted by Russell Investment Group ("RIG"). RIG makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Russell Sector AlphaDex Series to track general stock market performance or a segment of the same. RIG's publication of the Russell Sector AlphaDex Series in no way suggests or implies an opinion by RIG as to the advisability of investment in any or all of the securities upon which the Russell Sector AlphaDex Series is based. RIG's only relationship to First
Trust with respect to the Funds is the licensing of certain trademarks and trade names of RIG and of the Russell Sector AlphaDex Series, which is determined, composed and calculated by RIG without regard to First Trust or the Funds. RIG is not responsible for and has not reviewed the Funds nor any associated literature or publications and RIG makes no representation or warranty express or implied as to their accuracy or completeness, or otherwise. RIG reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Sector AlphaDex Series. RIG has no obligation or liability in connection with the administration, marketing or trading of the Funds.

         RIG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE RUSSELL SECTOR ALPHADEX SERIES OR ANY DATA INCLUDED THEREIN AND RIG SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. RIG MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, INVESTORS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE RUSSELL SECTOR ALPHADEX SERIES OR ANY DATA INCLUDED THEREIN. RIG MAKES
NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE RUSSELL SECTOR ALPHADEX SERIES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RIG HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

         Exchange. The only relationship that the AMEX has with First Trust or the Distributor of the Funds in connection with the Funds is that the AMEX calculates the Russell Sector AlphaDex Series and lists the Shares of the Funds pursuant to its Listing Agreement with the Trust. The AMEX is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. The AMEX has no obligation or liability in connection with the administration, marketing or trading of the Funds.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of ______________, the Distributor was considered to control each of the Funds. Due to such control, the Distributor may have the ability to affect the outcome of any item voted on by the Funds.

         As of the date of this Statement of Additional Information, the Trustees and officers of the Trust owned, in the aggregate, less than 1% of the interests of each Fund.


                             ADDITIONAL INFORMATION

         Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

         DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

         DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

         Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

         Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

         Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

         The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

         DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.


                      PROXY VOTING POLICIES AND PROCEDURES

         The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by a Fund are voted consistently and solely in the best economic interests of such Fund.

         A senior member of First Trust is responsible for oversight of the Fund's proxy voting process. First Trust has engaged the services of Institutional Shareholder Services, Inc. ("ISS"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Fund. ISS provides voting recommendations based upon established guidelines and practices. First Trust reviews ISS recommendations and frequently follows the ISS recommendations. However, on selected issues, First Trust may not vote in accordance with the ISS recommendations when First Trust believes that specific ISS recommendations are not in the best interests of a Fund. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. If a client requests First Trust to follow specific voting guidelines or additional guidelines, First Trust will review the request and inform the client only if First Trust is not able to follow the client's request.

         First Trust has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies.

         Information regarding how a Fund votes future proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available upon request and without charge on a Fund's website at www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC's website at http://www.sec.gov.

         Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of a Fund's portfolio holdings with the SEC on Form N-Q. Form N-Q for a Fund is available on the SEC's website at http://www.sec.gov. A Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. A Fund's Form N-Q is available without charge, upon request, by calling (800) 621-1675 or (800) 983-0903 or by writing to First Trust Portfolios L.P., 1001 Warrenville Road, Lisle, Illinois 60532.

         Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about a Fund's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. A Fund's portfolio holdings are publicly disseminated each day such Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the AMEX via the National Securities Clearing Corporation (NSCC). The basket represents one Creation Unit of a Fund. The Trust, First Trust and BONY will not disseminate non-public information concerning the Trust.

         Code of Ethics. In order to mitigate the possibility that a Fund will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes are on public file with, and are available from, the SEC.


              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

         Creation. The Trust issues and sells Shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

         A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities--the "Deposit Securities"--per each Creation Unit Aggregation constituting a substantial replication of the stocks included in the Underlying Index ("Fund Securities") and an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

         The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

         The Custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds.

         Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a Fund until such time as the next-announced composition of the Deposit Securities is made available.

         The identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within a Fund from time to time by First Trust with a view to the investment objective of a Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the

Clearing Process (discussed below) will at the expense of a Fund and will affect the value of all Shares; but First Trust, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

         In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Fund.

         Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

         All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the AMEX ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m. Eastern time on the trade date. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders Using Clearing Process and the Placement of Creation Orders Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

         All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time in order to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

         Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

         Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by First Trust and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of a Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

         All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted in order to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

         Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units.
(See "Creation Transaction Fee" section below.)

         Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

         Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

         All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

         Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to BONY regardless of the number of creations made each day. An additional charge of up to three times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

         The Standard Creation/Redemption Transaction Fee for the Fund will be $500. The Maximum Creation/Redemption Transaction Fee for the Fund will be $2,000.

         Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

         With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the AMEX (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

         Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

         The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Funds or determination of a Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

         Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may he incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services. The redemption transaction fees for a Fund are the same as the creation fees set forth above.

         Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of a Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

         Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time, (for the Fund Shares) on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time") and 2:00 p.m., Eastern Time for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

         The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the

Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of a Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

         If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of a Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset a Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares in order to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

         The chart below describes in further detail the placement of redemption orders outside the clearing process.


                               TRANSMITTAL             NEXT BUSINESS          SECOND BUSINESS            THIRD BUSINESS
                                DATE (T)                 DAY (T+1)               DAY (T+2)                 DAY (T+3)
 CREATION THROUGH NSCC

 STANDARD ORDERS           4:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order must be                                                            delivered.
                           received by the
                           Distributor.

 CUSTOM ORDERS             3:00 p.m.              No action.               No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order must be                                                            delivered.
                           received by the
                           Distributor.

                           Orders received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.

                                                                        -41-


                               TRANSMITTAL             NEXT BUSINESS          SECOND BUSINESS            THIRD BUSINESS
                                DATE (T)                 DAY (T+1)               DAY (T+2)                 DAY (T+3)

 CREATION OUTSIDE NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by the
                           received by the        Fund's account through
                           Distributor. DTC.

                                                  2:00 p.m. (ET)

                                                  Cash Component must be
                                                  received by the Custodian.

 STANDARD ORDERS CREATED   4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               1:00 p.m.
 IN ADVANCE OF RECEIPT
 BY THE TRUST OF ALL OR    Order in proper        Available Deposit                                 Missing Deposit
 A PORTION OF THE          form must be           Securities.                                       Securities are due to
 DEPOSIT SECURITIES        received by the                                                          the Trust or the Trust
                           Distributor.           Cash in an amount equal                           may use cash on deposit
                                                  to the sum of (i) the                             to purchase missing
                                                  Cash Component, plus                              Deposit Securities.
                                                  (ii) 115% of the market
                                                  value of the                                      Creation Unit
                                                  undelivered Deposit                               Aggregations will be
                                                  Securities.                                       delivered.

 CUSTOM ORDERS             3:00 p.m.              11:00 a.m. (ET)          No action.               Creation Unit
                                                                                                    Aggregations will be
                           Order in proper        Deposit Securities must                           delivered.
                           form must be           be received by the
                           received by the        Fund's account through
                           Distributor. DTC.

                           Order received         2:00 p.m. (ET)
                           after 3:00 p.m.
                           will be treated as     Cash Component must be
                           standard orders.       received by the Orders
                                                  Custodian.

 REDEMPTION THROUGH NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will
                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent.

                           Orders received
                           after 4:00 p.m.
                           (ET) will be deemed
                           received on the
                           next business day
                           (T+1)

 CUSTOM ORDERS             3:00 p.m. (ET)         No action.               No action.               Fund Securities and Cash
                                                                                                    Redemption Amount will
                           Order must be                                                            be transferred.
                           received by the
                           Transfer Agent

                           Order received
                           after 3:00 p.m.
                           will be treated as
                           standard orders.

                                                                        -42-



                               TRANSMITTAL             NEXT BUSINESS          SECOND BUSINESS            THIRD BUSINESS
                                DATE (T)                 DAY (T+1)               DAY (T+2)                 DAY (T+3)

 REDEMPTION OUTSIDE NSCC

 STANDARD ORDERS           4:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 4:00 p.m.
                           (ET) will be deemed    Cash Component, if any,
                           received on the        is due.
                           next business day
                           (T+1).

                                                  *If the order is not in proper
                                                  form or the Fund Shares are
                                                  not delivered, then the order
                                                  will not be deemed received as
                                                  of T.

 CUSTOM ORDERS             3:00 p.m. (ET)         11:00 a.m. (ET)          No action.               Fund Securities and Cash
                                                                                                    Redemption Amount is
                           Order must be          Fund Shares must be                               delivered to the
                           received by the        delivered through DTC                             redeeming beneficial
                           Transfer Agent.        to the Custodian.                                 owner.

                           Order received         2:00 p.m.
                           after 3:00 p.m.
                           will be treated as     Cash Component, if any,
                           standard orders.       is due.

                                                  *If the order is not in proper
                                                  form or the Fund Shares are
                                                  not delivered, then the order
                                                  will not be deemed received as
                                                  of T.


                               FEDERAL TAX MATTERS

         This section summarizes some of the main U.S. federal income tax consequences of owning Shares of a Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign tax consequences.

         This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be deposited in the Funds. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

         As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

         The Funds intend to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code (the "Code").

         To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

         As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. A Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Funds intend to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Funds in October, November or December with a record date in such a month and paid by the Funds during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         If a Fund failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, a Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

         Dividends paid out of a Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of a Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as a Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by a Fund itself. Dividends received by a Fund from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

         These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. A Fund will provide notice to its shareholders of the amount of any distributions which may be taken into account as a dividend which is eligible for the capital gains tax rates. A Fund can not make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

         A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from a Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by a Fund from certain domestic corporations may be designated by a Fund as being eligible for the dividends received deduction.

         Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a Share of a Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

         Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

SALE OR EXCHANGE OF FUND SHARES

         Upon the sale or other disposition of Shares of a Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

         Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

         If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND'S INVESTMENTS

         Certain of a Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

         A Fund's transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to a Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes.

BACKUP WITHHOLDING

         A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

         U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

         Income Not Effectively Connected. If the income from a Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

         Distributions of capital gain dividends and any amounts retained by a Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182-day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the, graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of a Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

         Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities and that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by a Fund as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, pursuant to the 2004 Tax Act, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

         Income Effectively Connected. If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by a Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of a Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

OTHER TAXATION

         Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

                              DETERMINATION OF NAV

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

         The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. A Fund's NAV may not be calculated on days during which a Fund receives no orders to purchase shares and no shares are tendered for redemption. In determining NAV, portfolio securities for a Fund for which accurate market quotations are readily available will be valued by a Fund accounting agent as follows:

                   (1) Common stocks and other equity securities listed on any national or foreign exchange or on the NASDAQ will be valued at the last sale price for all exchanges other than NASDAQ and the official closing price for NASDAQ on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation day, securities traded principally on an exchange or on NASDAQ will be valued at the mean between the most recent bid and ask prices.

                   (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

                   (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

                   (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

         In addition, the following types of securities will be valued as follows:

                   (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

                   (2) Fixed income securities maturing within 60 days are valued by the fund accounting agent on an amortized cost basis.

                   (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term purchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

                   (4) Structured Products, including currency-linked notes, credit-linked notes and other similar instruments, will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular structured product and the market rates for similar transactions, the structured product will be valued at its exit price.

                   (5) Interest rate swaps and credit default swaps will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular swap and the market rates for similar transactions, the swap will be valued at its exit price.

         The value of any portfolio security held by a Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

         Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

         A Fund may suspend the right of redemption for a Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.


                           DIVIDENDS AND DISTRIBUTIONS

         The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

         General Policies. Dividends from net investment income, if any, are declared and paid semi-annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

         Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

         Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of a Fund purchased in the secondary market.


                            MISCELLANEOUS INFORMATION

         Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

         Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the Funds' independent registered public accounting firm. They audit the Funds' financial statements and perform other related audit services.

                        FIRST TRUST EXCHANGE-TRADED FUND
                           PART C - OTHER INFORMATION

ITEM 23.        EXHIBITS

EXHIBIT NO.     DESCRIPTION

(a)      Declaration of Trust of the Registrant. (1)

(b)      By-Laws of the Registrant. (1)

(c)      Establishment and Designation of Series dated __________, 2006. (2)

(d)(i)   Investment Management Agreement dated __________, 2006. (2)

  (ii)   Expense Reimbursement, Fee Waiver and Recovery Agreement. (2)

(e)      Distribution Agreement dated __________, 2006. (2)

(f)      Not Applicable.

(g)      Custody Agreement between the Registrant and The Bank of New York. (2)

(h)(i) Transfer Agency Agreement between the Registrant and The Bank of New York. (2)

  (ii) Administration and Accounting Agreement between the Registrant and The Bank of New York. (2)

 (iii)   Subscription Agreement. (2)

  (iv)   Participant Agreement. (2)

(i)(i)   Opinion and Consent of Chapman and Cutler LLP dated __________,
         2006. (2)

  (ii)   Opinion and Consent of Bingham McCutchen LLP dated __________,
         2006. (2)

 (iii)   Consent of ______________ dated __________, 2006. (2)

(j)      Not Applicable.

(k)      Not Applicable.

(l)      Not Applicable.

(m)      12b-1 Service Plan. (2)

(n)      Not Applicable.

(o)      Not Applicable.

(p)(i) First Trust Advisors L.P. Investment Adviser Code of Ethics, amended on May 31, 2006. (2)

  (ii)   First Trust Portfolios L.P. Code of Ethics, amended on May 31,
         2006. (2)

 (iii)   First Trust Funds Code of Ethics, amended on May 31, 2006. (2)

(q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing, among others, James A. Bowen, W. Scottt Jardine and Eric F. Fess to execute the Registration Statement. (1)

------------------
(1) Filed herewith.
(2) To be filed by amendment.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT NOT APPLICABLE.


ITEM 25. INDEMNIFICATION

         Section 9.5 of the Registrant's Declaration of Trust provides as follows:

         Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

         No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

         The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

         Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

         To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 26.        BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         First Trust Advisors L.P. ("First Trust") serves as investment adviser to the Registrant, serves as adviser or subadviser to 24 mutual funds, eight exchange-traded funds and 14 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

         The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

         Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS
James A. Bowen, Managing Director/President                  Managing Director/President, FTP; Chairman
                                                             of the Board of Directors, BondWave LLC and
                                                             Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                       Managing Director, FTP

                                    -4-


NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Mark R. Bradley, Chief Financial Officer and                 Chief Financial Officer and Managing Director,
Managing Director                                            FTP; Chief Financial Officer, BondWave LLC
                                                             and Stonebridge Advisors LLC

Robert W. Bredemeier, Managing Director                      Managing Director, FTP

Robert F. Carey, Chief Investment Officer and                Senior Vice President, FTP
Senior Vice President

W. Scott Jardine, General Counsel                            General Counsel, FTP; Secretary of BondWave LLC and
                                                             Stonebridge Advisors LLC

Kristi A. Maher, Assistant General Counsel                   Assistant General Counsel, FTP; Associate
                                                             (1995 to March 2004), Chapman and Cutler LLP

Michelle Quintos, Assistant General Counsel                  Assistant General Counsel, FTP; Associate
                                                             (2002 to December 2005), Jones Day

R. Scott Hall, Managing Director                             Managing Director, FTP

Andrew S. Roggensack, Managing Director                      Managing Director, FTP

Christopher L. Dixon, Senior Vice President                  Senior Vice President, FTP

Jane Doyle, Senior Vice President                            Senior Vice President, FTP

Jon C. Erickson, Senior Vice President                       Vice President, FTP

Kenneth N. Hass, Senior Vice President                       Senior Vice President, FTP

Jason T. Henry, Senior Vice President                        Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                   Vice President, FTP since April 2004; Chief Operating
                                                             Officer, Mina Capital Management, LLC, January 2004 to
                                                             April 2004

David G. McGarel, Senior Vice President                      Senior Vice President, FTP

Mitchell Mohr, Senior Vice President                         Senior Vice President, FTP

Joseph McDermott, Senior Vice President                      Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President                  Senior Vice President, FTP

Roger F. Testin, Senior Vice President                       Vice President, FTP

James M. Dykas, Vice President                               Vice President, FTP since January 2005

James P. Koeneman, Vice President                            Vice President, FTP

                                    -5-



NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Alan M. Rooney, Vice President                               Vice President, FTP

Ronda L. Saeli, Vice President                               Vice President, FTP

Kirk Sims, Vice President                                    Chief Portfolio Administrator, Thomas White
                                                             International, July 2000 to May 2004

Walter E. Stubbings, Jr., Vice President                     Vice President, FTP since July 2004; Assistant
                                                             Vice President, Kansas City Life Insurance
                                                             Company, May 1999 to July 2004

Richard S. Swiatek, Vice President                           Vice President, FTP

Michael Zinsky, Vice President                               Vice President, FTP since April 2005

Brad Bradley, Assistant Vice President                       Assistant Vice President, FTP

Kelley A. Christensen, Assistant Vice President              Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President                   Assistant Vice President, FTP

Lynae Peays, Assistant Vice President                        Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                     Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                    Assistant Vice President, FTP

Michael S. Stange, Assistant Vice President                  Assistant Vice President, FTP


ITEM 27.        PRINCIPAL UNDERWRITER

         (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

         (b) Positions and Offices with Underwriter.


NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND
The Charger Corporation                    General Partner                       None

Grace Partners of DuPage L.P.              Limited Partner                       None

                                    -6-


NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

James A. Bowen                             Managing Director/President           President, Chairman of the Board,
                                                                                 Trustee, Chief Executive Officer

Mark R. Bradley                            Chief Financial Officer; Managing     Treasurer, Chief Financial Officer
                                           Director                              and Chief Accounting Officer

Robert W. Bredemeier                       Managing Director                     None

Frank L. Fichera                           Managing Director                     None

Russell J. Graham                          Managing Director                     None

R. Scott  Hall                             Managing Director                     None

W. Scott Jardine                           General Counsel                       Chief Compliance Officer
                                                                                 and Secretary

Kristi A. Maher                            Assistant General Counsel             Assistant Secretary

Michelle Quintos                           Assistant General Counsel             None

Ronald D. McAlister                        Managing Director                     None

Richard A. Olson                           Managing Director                     None

Andrew S. Roggensack                       Managing Director                     None

Tim Bartlett                               Senior Vice President                 None

Elizabeth H. Bull                          Senior Vice President                 None

Robert F. Carey                            Senior Vice President                 Vice President

Patricia L. Costello                       Senior Vice President                 None

Christopher L. Dixon                       Senior Vice President                 None

Jane Doyle                                 Senior Vice President                 None

Jon C. Erickson                            Senior Vice President                 None

Kenneth N. Hass                            Senior Vice President                 None

Thomas V. Hendricks                        Senior Vice President                 None

Jason T. Henry                             Senior Vice President                 None


                                    -7-


NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Christian D. Jeppesen                      Senior Vice President                 None

Christopher A. Lagioia                     Senior Vice President                 None

Daniel J. Lindquist                        Senior Vice President                 Vice President

David G. McGarel                           Senior Vice President                 None

Mark R. McHenney                           Senior Vice President                 None

Mitchell Mohr                              Senior Vice President                 None

Paul E. Nelson                             Senior Vice President                 None

Steve R. Nelson                            Senior Vice President                 None

Robert M. Porcellino                       Senior Vice President                 None

Steven R. Ritter                           Senior Vice President                 None

Francine Russell                           Senior Vice President                 None

Brad A. Shaffer                            Senior Vice President                 None

Brian Sheehan                              Senior Vice President                 None

James J. Simpson                           Senior Vice President                 None

Andrew C. Subramanian                      Senior Vice President                 None

Mark P. Sullivan                           Senior Vice President                 None

Roger F. Testin                            Senior Vice President                 None

Chadwick K. Thorson                        Senior Vice President                 None

Gregory E. Wearsch                         Senior Vice President                 None

Dan Affetto                                Vice President                        None

Lance Allen                                Vice President                        None

Eric Anderson                              Vice President                        None

Michael J. Austin                          Vice President                        None

Michael Bean                               Vice President                        None

Rob Biddinger                              Vice President                        None


                                    -8-


NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Mike Britt                                 Vice President                        None

Nathan S. Cassel                           Vice President                        None

Robert E. Christensen                      Vice President                        None

Will Cobb                                  Vice President                        None

Joshua Crosley                             Vice President                        None

Michael Durr                               Vice President                        None

Albert K. Davis                            Vice President                        None

Daren J. Davis                             Vice President                        None

Sean Degnan                                Vice President                        None

Nim DeNardo                                Vice President                        None

Robert T. Doak                             Vice President                        None

Joel D. Donley                             Vice President                        None

Kit Dunn                                   Vice President                        None

James M. Dykas                             Vice President                        None

Brett Egner                                Vice President                        None

Mike Flaherty                              Vice President                        None

Wendy Flaherty                             Vice President                        None

Edward Foley                               Vice President                        None

Don Fuller                                 Vice President                        None

Terry Geary                                Vice President                        None

John Gillis                                Vice President                        None

Patricia Good                              Vice President                        None

Matt D. Graham                             Vice President                        None

Matt Griffin                               Vice President                        None

William M. Hannold                         Vice President                        None


                                    -9-


NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Mary Jane Hansen                           Vice President                        None

Rick Johnson                               Vice President                        None

Tom Knickerbocker                          Vice President                        None

James P. Koeneman                          Vice President                        None

Thomas E. Kotcher                          Vice President                        None

Daniel Lavin                               Vice President                        None

Michael P. Leyden                          Vice President                        None

Keith L. Litavsky                          Vice President                        None

John J. Majcher                            Vice President                        None

Todd Marsell                               Vice President                        None

Stephanie L. Martin                        Vice President                        None

Marty McFadden                             Vice President                        None

Sean Moriarty                              Vice President                        None

Sarah Nowfel                               Vice President                        None

John O'Sullivan                            Vice President                        None

David Pagano                               Vice President                        None

Brian K. Penney                            Vice President                        None

Blair R. Peterson                          Vice President                        None

Jason Peterson                             Vice President                        None

Tom Powell                                 Vice President                        None

Marisa Prestigiacomo                       Vice President                        None

Craig Prichard                             Vice President                        None

Todd Provost                               Vice President                        None

David A. Rieger                            Vice President                        None

Michael Rogers                             Vice President                        None


                                    -10-


NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Alan M. Rooney                             Vice President                        None

Paul Rowe                                  Vice President                        None

James Rowlette                             Vice President                        None

Ronda L. Saeli                             Vice President                        None

Jeffrey M. Samuel                          Vice President                        None

Peter H. Sandford                          Vice President                        None

Timothy Schival                            Vice President                        None

Kirk Sims                                  Vice President                        None

Edward J. Sistowicz                        Vice President                        None

Jonathan L. Steiner                        Vice President                        None

Eric Stoiber                               Vice President                        None

Walter E. Stubbings, Jr.                   Vice President                        None

Richard S. Swiatek                         Vice President                        None

Todd Tabachka                              Vice President                        None

Brian Taylor                               Vice President                        None

John Taylor                                Vice President                        None

Kathy Thomas                               Vice President                        None

Wade Thorson                               Vice President                        None

Bryan Ulmer                                Vice President                        None

Barbara E. Vinson                          Vice President                        None

Dan Waldron                                Vice President                        None

Christopher Walsh                          Vice President                        None

Jeff Westergaard                           Vice President                        None

Lewin M. Williams                          Vice President                        None

Michael Zinsky                             Vice President                        None


                                    -11-



NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Jeffrey S. Barnum                          Assistant Vice President              None

Owen Birts III                             Assistant Vice President              None

Toby A. Bohl                               Assistant Vice President              None

Brad Bradley                               Assistant Vice President              None

Kelley A. Christensen                      Assistant Vice President              None

Katie D. Collins                           Assistant Vice President              None

Michael DeBella                            Assistant Vice President              None

Ann Marie Giudice                          Assistant Vice President              None

Anita K. Henderson                         Assistant Vice President              None

James V. Huber                             Assistant Vice President              None

Daniel C. Keller                           Assistant Vice President              None

Robert J. Madeja                           Assistant Vice President              None

David M. McCammond-Watts                   Assistant Vice President              None

Michelle Parker                            Assistant Vice President              None

Lynae Peays                                Assistant Vice President              None

Debra K. Scherbring                        Assistant Vice President              None

Steve Schwarting                           Assistant Vice President              None

Omar Sepulveda                             Assistant Vice President              None

Stacy Shearer                              Assistant Vice President              None

John H. Sherren                            Assistant Vice President              None

Michael S. Stange                          Assistant Vice President              None

Ashley G. Sussman                          Assistant Vice President              None

Christopher J. Thill                       Assistant Vice President              None

Dave Tweeten                               Assistant Vice President              None

Thomas G. Wisnowski                        Assistant Vice President              None

* All addresses are
1001 Warrenville Road,
Lisle, IL 60532 unless otherwise noted.


         (c)    Not Applicable.

ITEM 28.        LOCATION OF ACCOUNTS AND RECORDS

         First Trust Advisors L.P. ("First Trust"), 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

         The Bank of New York ("BONY"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

         BONY also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.


ITEM 29.        MANAGEMENT SERVICES

         Not Applicable.


ITEM 30.        UNDERTAKINGS

         Not Applicable.

                                 SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lisle, in the state of Illinois, on the 31st day of August, 2006

                                        FIRST TRUST EXCHANGE-TRADED FUND II

                                        By: /s/ James A. Bowen
                                        ---------------------------------
                                            James A. Bowen, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                                                     DATE

/s/ Mark R. Bradley       Treasurer, Controller and Chief
--------------------      Financial and Accounting Officer    August 31, 2006
Mark R. Bradley


/s/ James A. Bowen        President, Chief Executive
---------------------     Officer, Chairman and Trustee       August 31, 2006
James A. Bowen


*/s/ Richard E. Erickson  Trustee        )
------------------------                 )
Richard E. Erickson                      )
                                         )
*/s/ Thomas R. Kadlec     Trustee        )
------------------------                 )       By:   /s/ James A. Bowen
Thomas R. Kadlec                         )             ---------------------
                                         )             James A. Bowen
*/s/ Robert Keith         Trustee        )             Attorney-In-Fact
------------------------                 )             August 31, 2006
Robert Keith                             )
                                         )
*/s/ Niel B. Nielson      Trustee        )
------------------------                 )
Niel B. Nielson                          )
                                         )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed and are filed as an Exhibit hereto.

                                INDEX TO EXHIBITS

      (a) Declaration of Trust of the Registrant.

      (b) By-Laws of the Registrant.

      (q) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson.